                        EVERGREEN INTERNATIONAL TRUST

                                     PART A

                                   PROSPECTUS

                            [ARTWORK APPEARS HERE]

Evergreen

International and Global Growth Funds


Evergreen Emerging Markets Growth Fund
Evergreen Global Leaders Fund
Evergreen Global Opportunities Fund
Evergreen International Growth Fund
Evergreen Latin America Fund
Evergreen Precious Metals Fund
Class A
Class B                           [LOGO OF EVERGREEN FUNDS APPEARS HERE]
Class C

Prospectus, March 1, 1999

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved of these mutual fund shares. Anyone who tells you otherwise is committing a federal crime.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


FUND SUMMARIES:

Evergreen Emerging Markets Growth Fund ..................................   2

Evergreen Global Leaders Fund ...........................................   4

Evergreen Global Opportunities ..........................................   6

Evergreen International Growth Fund .....................................   8

Evergreen Latin America Fund ............................................  10

Evergreen Precious Metals Fund ..........................................  12

GENERAL INFORMATION:

The Funds Investment Advisors ...........................................  14

The Funds Portfolio Managers ............................................  14

Calculating the Share Price .............................................  15

How to Choose a Fund ....................................................  15

How to Choose the Share Class

That Best Suits You .....................................................  15

How to Buy Shares .......................................................  17

How to Redeem Shares ....................................................  18

Other Services ..........................................................  19

The Tax Consequences of

Investing in the Funds ..................................................  19

Fees and Expenses of the Fund ...........................................  20

Financial Highlights ....................................................  22

Other Fund Practices ....................................................  28


In general, Funds included in this prospectus seek to provide investors with a selection of investment alternatives which provide capital growth and diversification. The Funds, with the exception of Evergreen Precious Metals Fund, invest a significant portion of their assets in securities of issuers located outside the United States and Evergreen Global Leaders Fund and Evergreen Global Opportunities Fund also include securities of issuers located within the United States in their portfolios.


Fund Summaries Key
Each Fund's summary is organized around the following basic topics and questions:

[GRAPHIC APPEARS] Investment Goal
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

[GRAPHIC APPEARS] Investment Strategy
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

[GRAPHIC APPEARS] Risk Factors
What are the specific risks for an investor in the Fund?

[GRAPHIC APPEARS] Performance
How well has the Fund performed in the past year? The past five years? The past ten years?

[GRAPHIC APPEARS] Expenses
How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

--------------------------------------------------------------------------------
                                   OVERVIEW
--------------------------------------------------------------------------------


International
 and Global
Growth Funds


typically rely on a combination of the following strategies:

   . investing substantially all of their assets in equity securities of issuers located in foreign countries with developed and/or emerging markets;

   .  investing a portion of their assets in debt securities;

   . investing in a combination of countries which includes the United States and foreign markets;

   . selling a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other reasons which the portfolio manager deems necessary;

   . visiting the countries that the Fund may invest in or already invests in, to evaluate the political, economic and social trends that may affect investments in those countries; and

   .  choosing the best of growth and value stocks.

   may be appropriate for investors who:

   .  want a selection of investment alternatives;

   .  seek capital growth and diversification; and

   . are more aggressive and are interested in investment opportunities found in the more volatile climate of international or emerging markets.

Following this overview, you will find information on each International and Global Growth Fund's specific strategies and risks.
 ................................................................................

Risk Factors For All Mutual Funds
Please remember that mutual fund shares are:

 .  not guaranteed to achieve their investment goal

 . not insured, endorsed or guaranteed by the FDIC, a bank or any government agency

 . subject to investment risks, including possible loss of your original investment

Like most investments, your investment in an Evergreen International and Global Growth Fund could fluctuate significantly in value over time and could result in a loss of money.

Here are the most important factors that may affect the value of your investment:

Stock Market Risk

Your investment will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events also could cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, the value of and dividend yield and total return earned on your investment would decline if the particular industries, companies or sectors your Fund invests in did not perform well.

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. If your Fund invests a significant portion of its portfolio in debt securities and if interest rates rise, then the value of and total return earned on your investment may decline. When interest rates go down, interest earned by your Fund on its debt investment may also decline, which could cause the Fund to reduce the dividends it pays.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and interest on time. If your Fund invests in debt securities, then the value of and total return on your investment may be decline if an issuer fails to pay an obligation on a timely basis.

Foreign Investment Risk

A Fund's investment in non-U.S. securities could expose it to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value and total return of your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.


                                      INTERNATIONAL AND GLOBAL GROWTH FUNDS    1

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

Emerging Markets Growth Fund


FUND FACTS:
Goal:
 . Long-term capital appreciation

Principal Investments:
 . Emerging Markets equity securities

Classes of Shares Offered in this Prospectus:
 . Class A
 . Class B
 . Class C

Investment Advisor:
 . Evergreen Investment Management

Portfolio Manager:
 . Gilman C. Gunn

NASDAQ Symbols
 . EMGAX (Class A)
 . EMGBX (Class B)

Dividend Payment Schedule:
 . Annually

[GRAPHIC APPEARS HERE]

INVESTMENT GOAL

The Fund seeks to provide investors with long-term capital appreciation.

[GRAPHIC APPEARS HERE]

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund normally invests at least 65% of its assets in equity securities of issuers located in emerging markets. Emerging markets countries include Argentina, Brazil, Greece, Hong Kong, Indonesia, Turkey and Malaysia. The Fund will normally invest in at least six different countries, although it may invest all of its assets in a single country. The Fund may also invest in other types of instruments, including investment-grade debt securities.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment objective, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE]

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk
 . Interest Rate Risk
 . Credit Risk
 . Foreign Investment Risk

Investing in a single country or in a limited type of securities can increase a Fund's risk due to lack of diversification.

In addition, the Fund may also be subject to an emerging markets risk. An "emerging market" is any country considered to be emerging or developing, has a relatively low gross national product, but the potential for rapid growth (which can lead to instability). Investing in securities of emerging countries has a diversity of risk. Emerging countries are generally small and rely heavily on international trade and could be adversely effected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.


2  INTERNATIONAL AND GLOBAL GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

Performance

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class A shares of the Fund in each calendar year since the Class A shares' inception on 9/6/94. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

1995    2.07

1996   10.01

1997   13.98

1998  -22.97

Best Quarter:   2nd Quarter 1997        14.66%
Worst Quarter:  3rd Quarter 1998       -15.81%

This next table lists the Fund's average year-by-year return by class over the past year or since inception (through 12/31/98), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Morgan Stanley Capital International Emerging Markets Index (MSCIEMI) and the Morgan Stanley Capital International Europe, Australia, Far East Index (MSCIEAFEI). The MSCIEMI is an unmanaged index which tracks the market performance of emerging markets. The MSCIEAFEI is an unmanaged index which tracks the market performance of small, medium and large capitalization companies in Europe, Australia and the Far East. Neither index is an actual investment.

Average Annual Total Return
(for the period ended 12/31/98)

        Inception                                    Performance Since
       Date of Class   1 year     5 year    10 year       9/6/94

Class A   9/6/94      -26.61%       N/A       N/A         -6.05%
Class B   9/6/94      -27.74%       N/A       N/A         -6.14%
Class C   9/6/94      -24.73%       N/A       N/A         -5.74%
MSCIEMI               -25.34%       N/A       N/A        -13.03%
MSCIEAFEI              20.33%       N/A       N/A          8.87%

[GRAPHIC APPEARS HERE]

Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses           Class A     Class B    Class C

Maximum sales charge imposed on              4.75%      None        None
purchases (as a % of offering price)

Maximum deferred sales charge                None*      5.00%       1.00%
(as a % of either the redemption
amount or initial investment whichever
 is lower)

* Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

          Management  12b-1     Other        Total Fund
            Fees      Fees    Expenses   Operating Expenses**

Class A     1.50%     0.25%     0.29%          2.04%
Class B     1.50%     1.00%     0.28%          2.78%
Class C     1.50%     1.00%     0.28%          2.78%

*Actual for the fiscal year ended 10/31/98


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.


Example of Fund Expenses

                          Assuming Redemption at               Assuming
                               End of Period                 No Redemption

                      Class A     Class B     Class C     Class B     Class C

After 1 year          $672        $781        $381        $281        $281
After 3 years         $1,084      $1,162      $862        $862        $862
After 5 years         $1,521      $1,669      $1,469      $1,469      $1,469
After 10 years        $2,731      $2,849      $3,109      $2,849      $3,109


                                        INTERNATIONAL AND GLOBAL GROWTH FUNDS  3

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                              Global Leaders Fund


FUND FACTS:

Goal:
 . Long-term capital growth

Principal Investment:
 . U.S. and non-U.S. Equity Securities

Classes of Shares Offered in this Prospectus:
 . Class A
 . Class B
 . Class C

Investment Advisor:
 . Evergreen Asset Management Corp.

Portfolio Managers:
 . Stephen A. Lieber
 . Edwin D. Miska

NASDAQ Symbols:
 . EAGLX (Class A)
 . EBGLX (Class B)

Dividend Payment Schedule:
 . Annually

[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks to provide investors with long-term capital growth.

[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund normally invests at least 65% of its assets in a diversified portfolio of U.S. and non-U.S. equity securities of companies located in the world's major industrialized countries. The Fund will make investments in no less than three countries, which may include the United States, but may invest more than 25% of its total assets in one country. The Fund's investment advisor will screen the largest companies in major industrialized countries. The Fund invests only in the best 100 companies selected by the investment advisor based on qualitative and quantitative criteria such as high return on equity, consistent earnings growth and established market presence.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment objective, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk
 . Foreign Investment Risk

In addition, if more than 25% of the Fund's total assets is invested in one country, the value of the Fund's shares may be subject to greater fluctuation due to the lesser degree of diversification across countries and the fact that the securities markets of certain countries may be subject to greater risks and volatility than that which exists in the United States.



4    INTERNATIONAL AND GLOBAL GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE] PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss of the Fund's Class A shares in each calendar year since 11/1/95. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)*

            [BAR CHART APPEARS HERE]

1996   19.24

1997   13.05

1998   20.72

Best Quarter:   4th Quarter 1998         20.03%*
Worst Quarter:  3rd Quarter 1998        -13.69%*

The next table lists the Fund's average year-by-year return by class over the past one year or since inception (through 12/31/98), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Morgan Stanley Capital International World Index (MSCIWI). The MSCIWI is a broad market performance benchmark for equity markets throughout the world; it is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/98)*

        Inception                                Performance Since
        Date of Class  1 year   5 year  10 year      11/1/95

Class A   6/3/96       14.99%     N/A     N/A        16.17%
Class B   6/3/96       14.96%     N/A     N/A        16.61%
Class C   6/3/96       18.91%     N/A     N/A        17.21%
MSCIWI                 24.80%     N/A     N/A        19.58%**

*Historical performance for Class A, B and C prior to inception reflects that of Class Y, the original class offered, the inception of which is 11/1/95, and does not include 12b-1 fees. If such fees were reflected, returns would have been lower. Performance includes the reinvestment of income dividends and capital gain distributions. Returns reflect expense limits previously in effect, without such returns, would have been lower.

**Performance since 6/3/96 is 18.26%

[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses            Class A    Class B    Class C

Maximum sales charge imposed on              4.75%      None       None
purchases (as a % of offering price)

Maximum deferred sales charge                None*      5.00%      1.00%
(as a % of either the redemption
amount or initial investment whichever
 is lower)

* Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

             Management   12b-1       Other        Total Fund
               Fees       Fees      Expenses    Operating Expenses**

Class A        0.95%      0.25%       0.65%          1.85%
Class B        0.95%      1.00%       0.66%          2.61%
Class C        0.95%      1.00%       0.66%          2.61%

**Actual for the fiscal year ended 10/31/98

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                          Assuming Redemption at               Assuming
                              End of Period                 No Redemption
                     Class A     Class B     Class C     Class B     Class C

After 1 year          $654        $764        $364        $264        $264
After 3 years         $1,029      $1,111      $811        $811        $811
After 5 years         $1,428      $1,585      $1,385      $1,385      $1,385
After 10 years        $2,541      $2,673      $2,944      $2,673      $2,944





                                      INTERNATIONAL AND GLOBAL GROWTH FUNDS    5

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                           Global Opportunities Fund

FUND FACTS:

Goal:
 . Capital Growth

Principal Investment:
 . Equity securities of U.S. and non-U.S. companies

Classes of Shares Offered in this Prospectus:
 . Class A
 . Class B
 . Class C

Investment Advisor:
 . Evergreen Investment Management Company

Portfolio Managers:
 . Gilman C. Gunn
 . J. Gary Craven

NASDAQ Symbols:
 . EKGAX (Class A)
 . EKGBX (Class B)
 . EKGCX (Class C)

Dividend Payment Schedule
 . Annually


[GRAPHIC APPEARS HERE] Investment Goal

The Fund seeks capital growth.

[GRAPHIC APPEARS HERE] Investment Strategy

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund normally invests at least 65% of its assets in equity securities of issuers located in at least three countries, one of which may be the U.S. The Fund may also invest in emerging markets. When investing in securities of issuers in the U.S. and other countries with developed securities markets, the Fund invests in equity securities of small to medium sized companies that are in a relatively early stage of development. When investing in foreign securities, the Fund invests in equity securities of issuers that are well managed and positioned to achieve above-average increases in revenue and earnings and strong prospects for continued revenue growth. Although the Fund intends to invest in common stock and convertible securities, it may also invest in debt securities of the U.S., any foreign government and international agency as well as hold cash and cash equivalents. The primary investment criterion used by the Fund in the selection of portfolio securities is that the securities provide opportunities for capital growth.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment objective, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE] Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk
 . Interest Rate Risk
 . Credit Risk
 . Foreign Investment Risk

In addition, the Fund may also be subject to an emerging markets risk. An "emerging market" is any country considered to be emerging or developing, has a relatively low gross national product, but the potential for rapid growth (which can lead to instability). Investing in securities of emerging countries has many risks. Emerging countries are generally small and rely heavily on international trade and could be adversely effected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.


6    INTERNATIONAL AND GLOBAL GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE] Performance

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

This chart below shows the percentage gains or loss for Class A shares in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included. Year-by-Year Total Return for Class A Shares (%)*

                           [BAR CHART APPEARS HERE]
                                1989      10.81
                                1990      -7.17
                                1991      31.66
                                1992      11.44
                                1993      37.71
                                1994       2.71
                                1995      23.66
                                1996       3.56
                                1997       1.10
                                1998      -1.44

Best Quarter:   3rd Quarter 1991        17.88%*
Worst Quarter:  3rd Quarter 1998        -23.16%*

This next table lists the Fund's average year-by-year return by class over the past one, five and ten years and since inception (through 12/31/98), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Morgan Stanley Capital International World Index (MSCIWI). The MSCIWI is a broad market performance benchmark for equity markets throughout the world; it is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/98)*

         Inception                               Performance Since
        Date of Class   1 year   5 year  10 year      3/16/88
Class A   3/16/88       -6.14%   4.54%   10.01%       10.04%
Class B   2/1/93        -6.76%   4.43%   10.07%       10.09%
Class C   2/1/93        -3.14%   4.73%   10.09%       10.11%
MSCIWI                  24.80%  16.19%   11.21%       11.41**

*Historical performance for Class B and C prior to inception reflects that of Class A, the original class offered, the inception of which is 3/16/88, and includes appropriate 12b-1 fees for Class A. If appropriate fees for Class B and C were reflected, returns for these classes would have been lower.

**Performance since 2/1/93 is 17.07%

[GRAPHIC APPEARS HERE] Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses     Class A      Class B      Class C

Maximum sales charge imposed on       4.75%        None          None
purchases (as a % of offering price)

Maximum deferred sales charge         None*        5.00%         1.00%
(as a % of either the redemption
amount or initial investment
whichever is lower)

*Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

        Management      12b-1     Other          Total Fund
          Fees          Fees     Expenses     Operating Expenses**
Class A   0.99%         0.25%     0.57%             1.81%
Class B   0.99%         1.00%     0.56%             2.55%
Class C   0.99%         1.00%     0.57%             2.56%

**Actual for the fiscal year ended 10/31/98

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                    Assuming Redemption at         Assuming
                         End of Period          No Redemption
                  Class A    Class B  Class C  Class B  Class C
After 1 year      $650        $758      $359      $258    $259
After 3 years     $1,017      $1,094    $796      $794    $896
After 5 years     $1,408      $1,555    $1,360    $1,355  $1,360
After 10 years    $2,501      $2,620    $2,895    $2,620  $2,895


                                      INTERNATIONAL AND GLOBAL GROWTH FUNDS    7

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                           International Growth Fund

FUND FACTS:

Goal:
 . Long-term Capital Growth
 . Modest income

Principal Investment:
 . Equity securities of non-U.S. companies in developed markets.

Classes of Shares Offered in this Prospectus:
 . Class A
 . Class B
 . Class C

Investment Advisor:
 . Evergreen Investment Management Company

Portfolio Manager:
 . Gilman C. Gunn

NASDAQ Symbols:
 . EKZAX (Class A)
 . EKZBX (Class B)
 . EKZCX (Class C)

Dividend Payment Schedule:
 . Annually


[GRAPHIC APPEARS HERE] Investment Goal

The Fund seeks long-term growth of capital and secondarily, modest income.

[GRAPHIC APPEARS HERE] Investment Strategy

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund invests primarily in equity securities issued by established, quality non-U.S. companies located in countries with developed markets. The Fund may also invest in emerging markets and in securities of companies in the formerly communist countries of Eastern Europe. The Fund normally invests at least 65% of its total assets in the securities of companies in at least three different countries (other than the U.S.). The Fund may also invest in debt securities, including up to 10% of its assets in below investment grade debt securities.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment objective, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE] Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk
 . Interest Rate Risk
 . Credit Risk
 . Foreign Investment Risk

Below investment grade bonds are commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

In addition, the Fund may also be subject to an emerging markets risk. An "emerging market" is any country considered to be emerging or developing, has a relatively low gross national product, but the potential for rapid growth (which can lead to instability). Investing in securities of emerging countries has many risks. Emerging countries are generally small and rely heavily on international trade and could be adversely effected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.


8    INTERNATIONAL AND GLOBAL GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE] Performance

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

This chart below shows the percentage gain or loss for Class B shares of the Fund in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class B Shares (%)*

                           [BAR CHART APPEARS HERE]
                                1989       4.27
                                1990     -23.99
                                1991      14.24
                                1992       2.37
                                1993      30.40
                                1994      -6.17
                                1995      11.47
                                1996      13.67
                                1997      10.85
                                1998      14.78


Best Quarter:   1st Quarter 1998        18.41%*
Worst Quarter:  3rd Quarter 1990        -18.32%*

The next table lists the Fund's average year-by-year return by class over the past one, five and ten years and since inception (through 12/31/98), including sales charges. This table is an intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Morgan Stanley Capital International Europe, Australia, and Far East Index (MSCIEAFEI). MSCIEAFEI is a broad market performance benchmark for equity securities throughout Europe, Australia and the Far East; it is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/98)*

          Inception                               Performance Since
         Date of Class 1 year   5 year   10 year        9/6/79
Class A    1/20/98     10.08%   8.36%    6.60%          11.13%
Class B    9/6/79      9.78%    8.34%    6.22%          10.74%
Class C    3/6/98      13.78%   8.62%    6.21%          10.62%
MSCIEAFEI              20.33%   9.50%    5.85%          11.30%**

*Historical performance for Class A and C prior to inception reflects that of Class B, the original class offered, the inception of which is 9/6/79, and has been adjusted for appropriate 12b-1 fees for each class.

** Performance since 1/20/98 is 15.05% and since 3/6/98 is 6.61%

[GRAPHIC APPEARS HERE] Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses        Class A     Class B    Class C

Maximum sales charge imposed on          4.75%       None        None
purchases (as a % of offering price)

Maximum deferred sales charge            None*       5.00%       1.00%
(as a % of either the redemption
amount or initial investment
whichever is lower)

*Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

           Management   12b-1      Other          Total Fund
             Fees       Fees      Expenses     Operating Expenses**
Class A      0.64%      0.25%      0.66%             1.55%
Class B      0.64%      1.00%      0.66%             2.30%
Class C      0.64%      1.00%      0.66%             2.30%

**Restated for the fiscal year ended 10/31/98. Due to an increase in net assets as a result of an acquisition of Evergreen International Equity Fund, the total operating expenses for the fiscal year ending 10/31/99, for Class A, B and C are 1.22%, 1.97% and 1.97%, respectively.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                       Assuming Redemption at           Assuming
                           End of Period              No Redemption

                   Class A    Class B    Class C    Class B    Class C
After 1 year       $625       $733       $233       $200       $200
After 3 years      $941       $1,018     $718       $718       $718
After 5 years      $1,280     $1,430     $1,230     $1,230     $1,230
After 10 years     $2,233     $2,360     $2,636     $2,360     $2,636


                                      INTERNATIONAL AND GLOBAL GROWTH FUNDS    9

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                              Latin America Fund

FUND FACTS:

Goal:
 . Long-term Capital Growth

Principal Investment:
 . Latin American Equity Securities

Classes of Shares Offered in this Prospectus:
 . Class A
 . Class B
 . Class C

Investment Advisor:
 . Evergreen Investment Management Company

Portfolio Managers:
 . Antonio T. Docal
 . Francis X. Claro

NASDAQ Symbols:
 . EKLAX (Class A)
 . EKLBX (Class B)
 . EKLCX (Class C)

Dividend Payment Schedule:
 . Annually

[GRAPHIC APPEARS HERE] Investment Goal

The Fund seeks long-term growth of capital through investments in equity securities of Latin America.

[GRAPHIC APPEARS HERE] Investment Strategy

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund normally invests at least 65% of its assets in securities of issuers in Latin America and ordinarily maintains investments in at least three Latin American countries. The Fund may also invest in debt securities issued by Latin American or North American public or private issuers with any rating or that are unrated. The Fund has the authority to invest up to 49% of its total assets in below investment grade debt securities. The Fund may also purchase Brady Bonds, which are bonds issued in exchange for restructured sovereign debt of certain Latin American countries and collateralized by U.S. government securities and denominated in U.S. dollars.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment objective, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE] Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk
 . Interest Rate Risk
 . Credit Risk
 . Foreign Investment Risk

Below investment grade bonds are commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

In addition, the Fund may also be subject to an emerging markets risk. An "emerging market" is any country considered to be emerging or developing, has a relatively low gross national product, but the potential for rapid growth (which can lead to instability). Investing in securities of emerging countries has many risks. Emerging countries are generally small and rely heavily on international trade and could be adversely effected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

One of the major risk factors of investing in emerging markets is the vulnerability to political and economic changes. The emerging markets in Latin America have been highly volatile of late, particularly Brazil, which is currently at a high level of fiscal indebtedness. The value of your investment may vary significantly as a result of the economic and political developments in Latin America.


10    INTERNATIONAL AND GLOBAL GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------


[GRAPHIC APPEARS HERE] Performance

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

This chart below shows the percentage gains or loss for Class A shares of the Fund in each calendar year since the Class A shares' inception on 11/1/93. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

                          [LINE GRAPH APPEARS HERE]

                                1994      -8.70
                                1995       9.75
                                1996      17.59
                                1997      25.90
                                1998     -38.08


Best Quarter:   2nd Quarter 1997        21.00%
Worst Quarter:  3rd Quarter 1998        -27.42%

This next table lists the Fund's average year-by-year return by class over the one and five years and since inception (through 12/31/98), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Morgan Stanley Capital International World Index (MSCIWI) and Morgan Stanley Capital International Latin America Index (MSCILAI). The MSCIWI is an unmanaged index which tracks performance for equity markets throughout the world. The MSCILAI is an unmanaged index which tracks performance of emerging markets in Latin America. Neither index is an actual investment.

Average Annual Total Return
(for the period ended 12/31/98)

          Inception                                      Performance Since
        Date of Class     1 year     5 year     10 year        11/1/93
Class A    11/1/93       -41.01%     -2.63%     N/A             -1.24%
Class B    11/1/93       -41.57%     -2.66%     N/A             -1.13%
Class C    11/1/93       -39.20%     -2.42%     N/A             -1.02%
MSCIWI                    24.80%     16.19%     N/A             16.72%
MSCILAI                  -35.29%     -2.85%     N/A              0.87%

[GRAPHIC APPEARS HERE] Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses      Class A       Class B      Class C

Maximum sales charge imposed on        4.75%         None          None
purchases (as a % of offering price)

Maximum deferred sales charge          None*         5.00%        1.00%
(as a % of either the redemption
amount or initial investment
whichever is lower)

* Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

          Management 12b-1   Other        Total Fund
            Fees     Fees   Expenses  Operating Expenses**

Class A     0.75%    0.25%    0.86%          1.86%
Class B     0.75%    1.00%    0.86%          2.61%
Class C     0.75%    1.00%    0.86%          2.61%

**Actual for fiscal year ended 10/31/98

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses
                       Assuming Redemption at           Assuming
                           End of Period              No Redemption

                   Class A    Class B    Class C    Class B    Class C
After 1 year       $655       $764       $364       $264       $264
After 3 years      $1,032     $1,111     $811       $811       $811
After 5 years      $1,433     $1,585     $1,385     $1,385     $1,385
After 10 years     $2,551     $2,677     $2,944     $2,677     $2,944


INTERNATIONAL AND GLOBAL GROWTH FUNDS    11

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                             Precious Metals Fund

FUND FACTS:

Goal:
 . Long-term Capital Growth
 . Current Income

Principal Investment:
 . Precious Metal Common Stocks

Classes of Shares Offered in this Prospectus:
 . Class A
 . Class B
 . Class C

Investment Advisor:
 . Evergreen Investment Management Company

Portfolio Manager:
 . John Madden

NASDAQ Symbols:
 . EKWAX (Class A)
 . EKWBX (Class B)

Dividend Payment Schedule:
 . Annually

[GRAPHIC APPEARS HERE] Investment Goal

The Fund seeks to provide investors with long-term capital growth and with the protection of the purchasing power of their capital and current income and secondarily, current income.

[GRAPHIC APPEARS HERE] Investment Strategy

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund normally invests at least 80% of its assets in common stocks of companies that are engaged in, or which receive at least 50% of their revenue from other companies engaged in, exploration, mining, processing or dealing in gold or other precious metals and minerals. The Fund may also invest a portion of its assets in domestic or foreign issuers that operate in the Republic of South Africa, which is considered to be an emerging markets country. The Fund may also invest up to 25% of its assets in common or preferred stock of wholly-owned subsidiaries that invest directly in precious metals and minerals.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment objective, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE] Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk
 . Foreign Investment Risk

In addition, the Fund may also be subject to an emerging markets risk. An "emerging market" is any country considered to be emerging or developing, has a relatively low gross national product, but the potential for rapid growth (which can lead to instability). Investing in securities of emerging countries has many risks. Emerging countries are generally small and rely heavily on international trade and could be adversely effected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

The price of gold and other precious metals can fluctuate due to monetary and political developments such as the devaluation of currency or economic and social conditions within a country. Since much of the gold and precious metals are mined in South Africa, which is considered to be an emerging markets country, the economic and political situations in that country, can affect the price of gold and precious metals located elsewhere.


12    INTERNATIONAL AND GLOBAL GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE] Performance

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class B shares of the Fund in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class B Shares (%)*

                           [BAR CHART APPEARS HERE]

                                1989      24.56
                                1990     -26.29
                                1991       8.22
                                1992     -13.58
                                1993     101.89
                                1994     -13.58
                                1995      -1.44
                                1996       2.54
                                1997     -39.50
                                1998     -11.58

Best Quarter:   2nd Quarter 1993         35.28%*
Worst Quarter:  4th Quarter 1997        -29.82%*

The next table lists the Fund's average year-by-year return by class over the past one, five and ten years and since inception (through 12/31/98), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the S&P 500 Index and the Lipper Gold Fund Index (LGFI). The S&P 500 Index is an unmanaged index tracking the performance of 500 publicly-traded U.S. stocks and is often used to indicate performance of the overall stock market. LGFI measures the total return of the 10 largest gold funds. Neither index is an actual investment.

Average Annual Total Return
(for the period ended 12/31/98)*

          Inception                                        Since
        Date of Class     1 year     5 year    10 year    1/30/78
Class A    1/20/98      -15.17%     -14.27%     -2.24%     6.87%
Class B    1/30/78      -16.00%     -14.38%     -2.06%     6.50%
Class C    1/29/98      -12.47%     -14.07%     -2.06%     6.45%
S&P 500                  28.72%      24.09%     19.22%    17.21%**
LGFI                    -12.80%     -14.29%     -3.46%    -2.25%***

*Historical performance for Class A and C prior to inception reflects that of Class B, the original class offered, the inception of which is 1/30/78, and have been adjusted for appropriate 12b-1 fees for each class.

**Performance since 1/20/98 is 27.17% and since 1/29/98 is 26.64%.

*** Inception date of index is 12/30/83. Performance is since that date. Performance since 1/20/98 is -9.22% and since 1/29/98 is -17.39%.

[GRAPHIC APPEARS HERE] Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses        Class A        Class B         Class C

Maximum sales charge imposed on         4.75%          None            None
purchases (as a % of offering price)
Maximum deferred sales charge           None*          5.00%           1.00%
(as a % of either the redemption
amount or initial investment
whichever is lower)

* Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

         Management   12b-1       Other       Total Fund
           Fees       Fees       Expenses  Operating Expenses**

Class A    0.75%      0.25%       0.97%          1.97%
Class B    0.75%      1.00%       0.97%          2.72%
Class C    0.75%      1.00%       0.97%          2.72%

**Restated for the fiscal year ended 10/31/98 to reflect current fees

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                     Assuming Redemption at             Assuming
                           End of Period              No Redemption

                   Class A    Class B    Class C    Class B    Class C
After 1 year       $665       $775       $375       $275       $275
After 3 years      $1,064     $1,144     $844       $844       $844
After 5 years      $1,487     $1,640     $1,440     $1,440     $1,440
After 10 years     $2,662     $2,787     $3,051     $2,787     $3,051


INTERNATIONAL AND GLOBAL GROWTH FUNDS    13

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT ADVISORS

The investment advisor manages a Fund's investments and supervises its daily business affairs. There are three investment advisors for the Evergreen International and Global Growth Funds. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $237 billion in consolidated assets as of 12/31/98. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0630.

Evergreen Asset Management Corporation (EAMC), is the investment advisor to:

 . Global Leaders Fund
---------------------

EAMC, with its predecessors, has served as investment advisor to the Evergreen Funds since 1971, and currently manages over $18.2 billion in assets for 21 of the Evergreen Funds. EAMC is located at 2500 Westchester Avenue, Purchase, New York 10577.

Evergreen Investment Management Company (EIMC) is the investment advisor to:

 . Global Opportunities Fund
---------------------------
 . International Growth Fund
---------------------------
 . Precious Metals Fund
----------------------
 . Latin America Fund
--------------------

EIMC has been managing money for over 50 years and currently manages over $8.9 billion in assets for 25 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

Evergreen Investment Management (EIM) is the investment advisor to:

 . Emerging Markets Growth Fund
------------------------------

EIM, (formerly known as the Capital Management Group or "CMG"), a division of
--------------------------------------------------------------
First Union National Bank, has been managing mutual funds and private accounts since 1932 and currently manages over $28.1 billion in assets for 42 of the Evergreen Funds. EIM is located at 201 South College Street, Charlotte, North Carolina 28288-0630.

Year 2000 Compliance

The investment advisors and other service providers for the Evergreen Funds are taking steps to address any potential Year 2000-related computer problems. However, there is some risk that these problems could disrupt the Funds' operations or financial markets generally.

European Currency Conversion Risk

Certain countries in Europe converted their different currencies to a single, common currency on January 1, 1999. In connection with this change, investment advisors, mutual funds and their service providers have modified their accounting and recordkeeping systems to handle the new currency. Since the Funds invest in foreign securities, your investment in a Fund may be adversely affected if these technical modifications are not implemented properly. Also, the conversion to a single currency may impair the markets for securities denominated in the currencies being eliminated, which could also adversely impact your investment.

THE FUNDS' PORTFOLIO MANAGERS

Emerging Markets Growth Fund

International Growth Fund

The day-to-day management of the Fund is handled by Gilman C. Gunn. Since joining EIMC in 1991, Mr. Gunn has been a Senior Vice President and Chief Investment Officer-International at EIMC. Mr. Gunn has managed Emerging Markets Growth Fund since 1997 and International Growth Fund since 1991.

Global Leaders Fund

The day-to-day management of the Fund is handled by Stephen A. Lieber and Edwin
D. Miska. Mr. Lieber is Chairman and Co-Chief Executive Officer of EAMC. He is founding partner of Lieber & Company, the original sponsor of the Evergreen Funds, when it was established in 1969. He has been with EAMC and its predecessor since 1971 and has been in the investment management profession since 1952. Mr. Miska has been an analyst and portfolio manager with EAMC and its predecessor since 1989. Mr. Lieber and Mr. Miska have managed the Fund since 1995.


14    INTERNATIONAL AND GLOBAL GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

Global Opportunities Fund

The day-to-day management of the Fund is handled by Gilman C. Gunn. and J. Gary Craven. Since joining EIMC in 1991, Mr. Gunn has been a Senior Vice President and Chief Investment Officer-International at EIMC. Mr. Craven joined EIMC in 1996, and is currently Senior Vice President, Portfolio Manager and Chief Investment Office for the Small Company Stock Team for EIMC. Prior to joining EIMC, Mr. Craven was a Portfolio Manager at Invista Capital Management from 1987 to 1996. Mr. Gunn and Mr. Craven have managed the Fund since 1997 and 1998, respectively.

Latin America Fund

The day-to-day management of the Fund is handled by Antonio T. Docal and Francis
X. Claro. Mr. Docal and Mr. Claro joined EIMC in 1994 each as a Vice President and Senior Analyst. Mr. Docal and Mr. Claro are presently each a Vice President and Portfolio Manager and have co-managed the Fund since 1996.

Precious Metals Fund

The day-to-day management of the Fund is handled by John Madden. Mr. Madden joined EIMC in 1994 as Portfolio Manager and is currently Vice President and Senior Portfolio Manager. Mr. Madden has managed the Fund since 1995.


CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open as of the time the Exchange closes (normally 4:00 p.m. Eastern time). We calculate the share price for each share by adding up the total assets of the Fund, subtracting all liabilities, then dividing by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market quote for that security. If no market quotation is available for a given security, we will price that security at fair value according to policies established by the Funds' Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:

 . Most importantly, read the prospectus to see if the Fund is suitable for you.

 . Talk to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.

 . Request any additional information you want about the Fund, such as the Statement of Additional Information, Annual Report or Semi-Annual Report by calling 1-800-343-2898.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. The Evergreen International and Global Growth Funds offer three different retail share classes. Each retail class of shares has its own sales charge. Pay particularly close attention to this fee structure so you know how much you will be paying before you invest.

Class A

If you select Class A shares, you may pay a front-end sales charge of up to 4.75%. This charge is deducted from your investment before it is invested. The actual charge depends on the amount invested, as shown below:

                    As a % of            As a %                Dealer
Your              NAV excluding         of your               commission
Investment        sales charge         investment            as a % of NAV

Up to $49,999         4.75%               4.99%                  4.25%
$50,000-$99,999       4.50%               4.71%                  4.25%
$100,000-$249,999     3.75%               3.90%                  3.25%
$250,000-$499,999     2.50%               2.56%                  2.00%
$500,000-$999,999     2.00%               2.04%                  1.75%
$1,000,000 and over      0%                  0%             1.00% of the amount
                                                      Invested up to $2,999,999;
                                    .50% of the amount invested over $2,999,999,
                        up to $4,999,999; and .25% of the excess over $4,999,999


INTERNATIONAL AND GLOBAL GROWTH FUNDS    15

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

Although no front-end sales charge applies to purchases of $1,000,000 and over, you will pay a 1% deferred sales charge if you redeem any such shares within thirteen months of purchase.

Two ways you can reduce your Class A sales charges:
1. Rights of Accumulation allow you to combine your investment with all existing investments in all your Evergreen Fund accounts when determining whether you meet the threshold for a reduced Class A sales charge.
2. Letter of Intent. If you agree to purchase at least $50,000 over a 13-month period, you pay the same sales charge as if you had invested the full amount all at once. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

Contact your broker or the Evergreen Service Company at 1-800-343-2898 if you think you may qualify for either of these services.

Each Fund may also sell Class A shares at net asset value without any initial or contingent sales charge to Directors, Trustees, officers and employees of the Fund and the advisory affiliates of First Union Corporation and to members of their immediate families, to registered representatives of firms with dealer agreements with Evergreen Distributor, Inc., and to a bank or trust company acting as trustee for a single account.

Class B

If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, your shares are subject to an additional expense, known as the 12b-1 fee. In addition, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase. The amount of the deferred sales charge depends on the length of time the shares were held, as shown below:

Time Held                                      Contingent Deferred Sales Charge

Month of Purchase + First 12 Month Period                    5.00%
Month of Purchase + Second 12 Month Period                   4.00%
Month of Purchase + Third 12 Month Period                    3.00%
Month of Purchase + Fourth 12 Month Period                   3.00%
Month of Purchase + Fifth 12 Month Period                    2.00%
Month of Purchase + Sixth 12 Month Period                    1.00%
Thereafter                                                     0%
After 7 years                                          Converts to Class A
Dealer Allowance                                             4.00%

The deferred sales charge percentage is applied to the value of the shares when purchased or when redeemed, whichever is less. No deferred sales charge is paid on shares purchased through dividend or capital gains reinvestments or on any gains in the value of your shares.

Class C

Class C Shares are similar to B Shares, except the deferred sales charge is less and only applies if shares are redeemed within the first year after the month of purchase. Also, these shares do not convert to Class A shares and so the higher 12b-1 fee continues for the life of the account.

Time Held                                             Deferred Sales Charge

Month of Purchase plus Less than 1 year                        1.00%
Month of Purchase plus 1 year or more                            0%

Waiver of Class B or Class C Sales Charges

You will not be assessed a redemption charge for Class B or Class C shares if you sell in the following situations:

 . When the shares were purchased through reinvestment of dividends/capital gains

 . Death or disability

 . Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA

 . Automatic IRA withdrawals if you are at least 59 1/2

 . Automatic withdrawals of up to 1.0% of the account balance a month

 . Loan proceeds and financial hardship distributions from a retirement plan

 . Returns of excess contributions or excess deferral amounts made to a retirement plan participant


16    INTERNATIONAL AND GLOBAL GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

How To Buy Shares

Evergreen Funds' low investment minimums make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional.

Minimum Investments
                              Initial  Additional
Regular Accounts               $1,000    NONE
IRAs                             $250    NONE
Systematic Investment Plan        $50     $25

Method                      Opening an Account
By Mail or through          . Complete and sign the account application.
an Investment Professional  . Make the check payable to Evergreen Funds.
                            . Mail the application and your check to the address below:
                                Evergreen Service Company       Overnight Address:
                                P.O. Box 2121                   Evergreen Service Company
                                Boston, MA  02106-2121          200 Berkeley St.
                                                                Boston, MA  02116
                            . Or deliver them to your investment representative (provided he or she has a broker-dealer arrangement with Evergreen Distributor, Inc.)

By Phone                    . Call 1-800-343-2898 to set up an account number and get wiring instructions
                              (call before 12 noon if you want wired funds to be credited that day).
                            . Instruct your bank to wire or transfer your purchase (they may charge a wiring
                              fee).
                            . Complete the account application and mail to:
                                Evergreen Service Company       Overnight Address:
                                P.O. Box 2121                   Evergreen Service Company
                                Boston, MA  02106-2121          200 Berkeley St.
                                                                Boston, MA  02116
                            . Wires received after 4:00 p.m. Eastern time on market trading days will receive the next market day's closing price.

By Exchange                 . You can make an additional investment by exchange from an existing
                              Evergreen Fund's account by contacting your investment representative or calling the Evergreen Express Line at 1-800-346-3858.*
                            . You can only exchange shares in the same class.
                            . There is no sales charge or redemption fee when exchanging funds within the
                              Evergreen Funds family.
                            . Orders placed before 4 p.m. Eastern time on market trading days will receive that day's closing share price (if not, you will receive the next market day's closing price).
                            . Exchanges are limited to three per calendar quarter, and five per calendar year.
                            . Exchanges between accounts that do not have identical ownership must be in writing
                              with a signature guarantee (see below).

Systematic                  . You can transfer money automatically from your bank account into your
Fund on
Investment Plan (SIP)         a monthly basis.
                            . Initial investment minimum is $50 if you invest at least $25 per month with this service.
                            . To enroll, check off the box on the account application and provide:
                              - your bank account information
                              - the amount and date of your monthly investment
Method                      Adding to an Account
By Mail or through          . Make your check payable to Evergreen Funds
an Investment Professional  . Write a note specifying:
                              - the Fund name
                              - share class
                              - your account number
                              - the name(s) in which the account is registered
                            . Mail to the address below or deliver to your investment representative

By Phone                    . Call the Evergreen Express Line at
                              1-800-346-3858 24 hours a day or
                              1-800-343-2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
                            . If your bank account is set up on file, you can request either:
                              - Federal Funds Wire (offers immediate access to funds) or
                              - Electronic transfer through the Automated Clearing House which avoids wiring fees.

Systematic                  . To establish automatic investing for an existing account, call
1-800-343-2898 for an application.
Investment Plan (SIP)       . The minimum is $25 per month or $75 per quarter.
                            . You can also establish an investing program through direct deposit from your paycheck. Call
                              1-800-343-2898 for details.

* Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded or monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.


                                       INTERNATIONAL AND GLOBAL GROWTH FUNDS  17

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------


HOW TO REDEEM SHARES

We offer you several convenient ways to sell your shares in any of the Evergreen
Funds:


Methods         Requirements
--------------------------------------------------------------------------------

Call Us         .   Call the Evergreen Express Line at 1-800-346-3858 24 hours a day or 1-800-343-2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.

                . This service must be authorized ahead of time, and is only available for regular accounts.*

                . All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests after 4 p.m. will be processed the following business day.

                .   We can either:

                    - wire the proceeds into your bank account (service charges may apply)
                    - electronically transmit the proceeds to your bank account via the Automated Clearing House service
                    -    mail you a check.

                . All telephone calls are recorded for your protection. We are not responsible for acting on telephone orders we believe are genuine.

                . See exceptions list below for requests that must be made in writing.


Write Us        .   You can mail a redemption request to:

                    Evergreen Service Company       Overnight Address:
                    P.O. Box 2121                   Evergreen Service Company
                    Boston, MA  02106-2121          200 Berkeley St.
                                                    Boston, MA  02116

                .   Your letter of instructions must:

                    -    list the Fund name and the account number
                    - indicate the number of shares or dollar value you wish to redeem
                    -    be signed by the registered owner(s)

                . See exceptions list below for requests that must be signature guaranteed.

                . To redeem from an IRA or other retirement account, call 1-800-346-3858 for a special application.

Sell Your       .   You may also redeem your shares through participating
Shares in           broker-dealers by delivering a letter as described above to
Person              your broker-dealer.

                .   A fee may be charged for this service.

Systematic      .   You can transfer money automatically from your Fund on a
Withdrawal          monthly or quarterly basis -- without redemption fees.
Plan (SWP)
                .   The withdrawal can be mailed to you, or deposited directly to your bank account.

                .   The minimum is $75 per month

                . The maximum is 1% of your account per month or 3% per quarter

                .   To enroll, call 1-800-343-2898 for an application.


Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer.

We also reserve the right to redeem in kind by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum of $1,000.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and Evergreen Funds against fraud, certain redemption requests must be in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

 .    You are redeeming more than $50,000
 .    You want the proceeds transmitted to a bank account not listed on the account
 .    You want the proceeds payable to anyone other than the registered owner(s)
     of the account
 .    Either your address or the address of your bank account has been changed within 30 days
 .    The account is registered in the name of a fiduciary corporation or any other organization.
In these cases, additional documentation is required:
     corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document


Who Can Provide A Signature Guarantee:

 . Commercial Bank
 . Trust Company
 . Savings Association
 . Credit Union
 . Member of a U.S. stock exchange


18 INTERNATIONAL AND GLOBAL GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------


OTHER SERVICES

Evergreen Express Line

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

Automatic Reinvestment of Dividends

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Payroll Deduction

If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins.

Telephone Investment Plan

You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4:00 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange

You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class -- automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

Reinvestment Privileges

Under certain circumstances, shareholders may, within one year of redemption, reinstate their accounts at the current price (net asset value).

THE TAX CONSEQUENCES OF INVESTING IN THE FUND

You may be taxed in two ways:

 .    On Fund distributions (capital gains and dividends)
 .    On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the Fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Fund distributes two types of taxable income to you:

 .    Dividends. The Funds pay a yearly dividend from the dividends, interest and other income on the securities in which they invest. The frequency of dividends for the Evergreen International and Global Growth Funds is listed under the Fund's Investment Strategy section in the summary of each Fund previously presented.

 .    Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. Evergreen International and Global Growth Funds generally distribute capital gains at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers, on sales made after January 1, 1998).

                                        INTERNATIONAL AND GLOBAL GROWTH FUNDS 19

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------


Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares.

No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We will send you a statement each January with the federal tax status of dividends and distributions paid by each Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan or occurred in a money market fund. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gains or losses you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Funds.

Retirement Plans

You may invest in each Fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your broker-dealer. To determine if a particular retirement plan may be appropriate for you, consult your tax advisor.

FEES AND EXPENSES OF THE FUND

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fee

The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class A, Class B and Class C shares. These fees increase the cost of your investment. The purpose of the 12b-1 fee is to promote the sale of more shares of the Funds to the public. The Fund might use this fee for advertising and marketing and as a "service fee" to the broker-dealer for additional shareholder services.

Other Expenses

Other expenses include miscellaneous fees from outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

20  INTERNATIONAL AND GLOBAL GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's price is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: 1) your total return in the Fund is reduced in direct proportion to the fees; 2) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3%; and 3) a Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

                                       INTERNATIONAL AND GLOBAL GROWTH FUNDS  21

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------


Financial Highlights

This section looks in detail at the results for one share in each share class of the Funds -- how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for Global Opportunities Fund, International Growth Fund, and Latin America
Fund
and Precious Metals Fund have been derived from financial
--------------------------------------------------------------------------------

Emerging Markets Growth Fund                 Class A


                                                                            Year Ended October 31,            Year Ended
                                                                 -----------------------------------------   December 31,
                                                                  1998#       1997#      1996#    1995(b)#     1994(a)
---------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of year                                $  9.99     $ 8.46     $ 7.90     $ 8.17      $
10.00
                                                                 =======     ======     ======     ======
=======
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                               0.14          0      (0.01)      0.05            0
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses on securities
  and foreign currency related transactions                        (1.98)      1.53       0.62      (0.32)
(1.83)
                                                                 -------     ------     ------     ------      -------
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   (1.84)      1.53       0.61      (0.27)
(1.83)
                                                                 -------     ------     ------     ------      -------
---------------------------------------------------------------------------------------------------------------------------
Less distributions from
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  0          0      (0.05)         0            0
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on securities and foreign currency
  related transactions                                             (0.25)         0          0          0            0
                                                                 -------     ------     ------     ------      -------
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                (0.25)         0      (0.05)         0            0
                                                                 -------     ------     ------     ------      -------
---------------------------------------------------------------------------------------------------------------------------
Net asset value end of year                                      $  7.90     $ 9.99     $ 8.46     $ 7.90      $
8.17
                                                                 =======     ======     ======     ======
=======
---------------------------------------------------------------------------------------------------------------------------
Total return*                                                     (18.89%)    18.09%      7.70%     (3.30%)
(18.30%)
---------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data
---------------------------------------------------------------------------------------------------------------------------
Net assets end of year (thousands)                               $ 6,195     $2,777     $1,645     $1,117      $
 867
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
---------------------------------------------------------------------------------------------------------------------------
  Total expenses                                                    2.04%      1.75%      1.74%      1.73%+
1.78%+
---------------------------------------------------------------------------------------------------------------------------
  Net investment income                                             1.54%     (0.02%)    (0.09%)     0.76%+
0.12%+
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              380%       157%       107%        65%
17%
---------------------------------------------------------------------------------------------------------------------------

*    Excluding sales charges.
+    Annualized.
# Net investment income is based on average shares outstanding during the period.
(a) For the period from September 6, 1994 (commencement of operations) to December 31, 1994.
(b) For the ten-month period ended October 31, 1995. The Fund changed its year end from December 31 to October 31, effective October 31, 1995.

--------------------------------------------------------------------------------

Global Leaders Fund                               Class A

                                                                          Year Ended October 31,
                                                                ----------------------------------------
                                                                  1998#         1997#       1996 (a)#
--------------------------------------------------------------------------------------------------------
Net asset value beginning of year                               $  13.67       $ 11.91       $ 11.29
                                                                ========       =======       =======
--------------------------------------------------------------------------------------------------------
Income from investment operations
--------------------------------------------------------------------------------------------------------
Net investment income                                              (0.04)        (0.01)            0
--------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses on securities
  and foreign currency related transactions                         1.38          1.78          0.62
                                                                --------       -------       -------
--------------------------------------------------------------------------------------------------------
Total from investment operations                                    1.34          1.77          0.62
                                                                --------       -------       -------
--------------------------------------------------------------------------------------------------------
Less distributions from
--------------------------------------------------------------------------------------------------------
Net realized gains on securities and foreign currency
  related transactions                                             (0.06)        (0.01)            0
                                                                --------       -------       -------
--------------------------------------------------------------------------------------------------------
Total distributions                                                (0.06)        (0.01)            0
                                                                --------       -------       -------
--------------------------------------------------------------------------------------------------------
Net asset value end of year                                     $  14.95       $ 13.67       $ 11.91
                                                                ========       =======       =======
--------------------------------------------------------------------------------------------------------
Total return*                                                       9.82%        14.88%         5.50%
--------------------------------------------------------------------------------------------------------
Ratios/supplemental data
--------------------------------------------------------------------------------------------------------
Net assets end of year (thousands)                              $142,622       $38,604       $12,975
--------------------------------------------------------------------------------------------------------
Ratios to average net assets:
--------------------------------------------------------------------------------------------------------
  Total expenses                                                    1.85%         1.91%         1.75%+
--------------------------------------------------------------------------------------------------------
  Net investment income                                            (0.25%)       (0.05%)        0.10%+
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               16%           29%           20%
--------------------------------------------------------------------------------------------------------

*    Excluding sales charges.
+    Annualized.
# Net investment income is based on average shares outstanding during the period.
(a) For the period from June 3, 1996 (commencement of class operations) to October 31, 1996.

22 INTERNATIONAL AND GLOBAL GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------


information audited by KPMG Peat Marwick LLP, the Funds' independent accountants. The tables for Emerging Markets Growth Fund and Global Leaders Fund have been derived from financial information audited by PricewaterhouseCoopers LLP, the Funds' independent accountants. For a more complete picture of the Funds' financials, please see the Funds' Annual Report as well as the Statement of Additional Information.

--------------------------------------------------------------------------------

Class B
               Year Ended October 31,           Year Ended
   -----------------------------------------   December 31,
     1998#      1997#      1996#    1995 (b)     1994 (a)
-----------------------------------------------------------
   $  9.85     $ 8.39     $ 7.85     $ 8.16      $ 10.00
   =======     ======     ======     ======      =======
-----------------------------------------------------------

-----------------------------------------------------------
      0.08      (0.08)     (0.08)      0.01        (0.02)
-----------------------------------------------------------

     (1.99)      1.54       0.62      (0.32)       (1.82)
   -------     ------     ------     ------      -------
-----------------------------------------------------------
     (1.91)      1.46       0.54      (0.31)       (1.84)
   -------     ------     ------     ------      -------
-----------------------------------------------------------

-----------------------------------------------------------
         0          0          0          0            0
-----------------------------------------------------------

     (0.25)         0          0          0            0
   -------     ------     ------     ------      -------
-----------------------------------------------------------
     (0.25)         0          0          0            0
   -------     ------     ------     ------      -------
-----------------------------------------------------------
   $  7.69     $ 9.85     $ 8.39     $ 7.85      $  8.16
   =======     ======     ======     ======      =======
-----------------------------------------------------------
    (19.89%)    17.40%      6.90%     (3.80%)     (18.40%)
-----------------------------------------------------------

-----------------------------------------------------------
   $ 2,970     $4,020     $2,881     $1,940      $ 1,589
-----------------------------------------------------------

-----------------------------------------------------------
      2.78%      2.50%      2.50%      2.48%+       2.53%+
-----------------------------------------------------------
      0.80%     (0.79%)    (0.87%)     0.03%+      (0.84%)+
-----------------------------------------------------------
       380%       157%       107%        65%          17%
-----------------------------------------------------------


Class C
              Year Ended October 31,           Year Ended
   -----------------------------------------   December 31,
     1998#      1997#      1996#    1995 (b)    1994 (a)
-----------------------------------------------------------
   $  9.85     $ 8.38     $ 7.84     $ 8.16      $10.00
   =======     ======     ======     ======      ======
-----------------------------------------------------------

-----------------------------------------------------------
      0.05      (0.06)     (0.08)      0.02       (0.02)
-----------------------------------------------------------

     (1.97)      1.53       0.62      (0.34)      (1.82)
   -------     ------     ------     ------      ------
     (1.92)      1.47       0.54      (0.32)      (1.84)
   -------     ------     ------     ------      ------
-----------------------------------------------------------

-----------------------------------------------------------
         0          0          0          0           0
-----------------------------------------------------------

     (0.25)         0          0          0           0
   -------     ------     ------     ------      ------
-----------------------------------------------------------
     (0.25)         0          0          0           0
   -------     ------     ------     ------      ------
-----------------------------------------------------------
   $  7.68     $ 9.85     $ 8.38     $ 7.84      $ 8.16
   =======     ======     ======     ======      ======
-----------------------------------------------------------
    (20.00%)    17.50%      6.90%     (3.90%)    (18.40%)
-----------------------------------------------------------

-----------------------------------------------------------
   $   577     $1,282     $   85     $   56      $   89
-----------------------------------------------------------

-----------------------------------------------------------
      2.78%      2.50%      2.51%      2.50%+      2.53%+
-----------------------------------------------------------
      0.59%     (0.61%)    (0.91%)     0.72%+     (0.82%)+
-----------------------------------------------------------
       380%       157%       107%        65%         17%
-----------------------------------------------------------


--------------------------------------------------------------------------------

Class B

                 Year Ended October 31,
          ---------------------------------------
          1998             1997          1996 (a)
---------------------------------------------------------
        $ 13.52          $ 11.87         $ 11.29
        =======          =======         =======
---------------------------------------------------------

---------------------------------------------------------
          (0.16)#          (0.11)#         (0.02)#
---------------------------------------------------------

           1.40             1.77            0.60
        -------          -------         -------
---------------------------------------------------------
           1.24             1.66            0.58
        -------          -------         -------
---------------------------------------------------------

---------------------------------------------------------

          (0.06)           (0.01)              0
        -------          -------         -------
---------------------------------------------------------
          (0.06)           (0.01)              0
        -------          -------         -------
---------------------------------------------------------
        $ 14.70          $ 13.52         $ 11.87
        =======          =======         =======
---------------------------------------------------------
           9.19%           14.01%           5.10%
---------------------------------------------------------

---------------------------------------------------------
       $166,556         $134,375         $41,948
---------------------------------------------------------

---------------------------------------------------------
           2.61%            2.66%           2.50%+
---------------------------------------------------------
          (1.09%)          (0.83%)         (0.68%)+
---------------------------------------------------------
             16%              29%             20%
---------------------------------------------------------


Class C

                    Year Ended October 31,
         ----------------------------------------
         1998#            1997#         1996 (a)#
---------------------------------------------------------
       $  13.51         $  11.86         $ 11.29
       ========         ========         =======
---------------------------------------------------------

---------------------------------------------------------
          (0.16)           (0.11)          (0.02)
---------------------------------------------------------

           1.38             1.77            0.59
       --------         --------         -------
---------------------------------------------------------
           1.22             1.66            0.57
       --------         --------         -------
---------------------------------------------------------

---------------------------------------------------------

          (0.06)           (0.01)              0
       --------         --------         -------
---------------------------------------------------------
          (0.06)           (0.01)              0
       --------         --------         -------
---------------------------------------------------------
       $  14.67         $  13.51         $ 11.86
       ========         ========         =======
---------------------------------------------------------
           9.05%           14.02%           5.00%
---------------------------------------------------------

---------------------------------------------------------
       $  3,875         $  2,386         $   554
---------------------------------------------------------

---------------------------------------------------------
           2.61%            2.65%           2.50%+
---------------------------------------------------------
          (1.06%)          (0.80%)         (0.67%)+
---------------------------------------------------------
             16%              29%             20%
---------------------------------------------------------

                                        INTERNATIONAL AND GLOBAL GROWTH FUNDS 23

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Global Opportunities Fund                                   Class A

                                                             Year Ended October 31,                Year Ended
September 30,
                                                             ----------------------
---------------------------------------------

                                                               1998#      1997 (a)      1997#         1996        1995
1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of year                           $ 23.53      $24.90       $ 24.56      $ 23.43
$19.42      $18.02
                                                            =======      ======       =======      =======
======      ======
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income or loss                                 (0.12)       0.02         (0.17)       (0.06)
(0.16)      (0.04)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses on securities
  and foreign currency related transactions                   (2.62)      (1.39)         1.76         1.19
4.17        1.60
                                                            -------      ------       -------      -------      ------      ------
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              (2.74)      (1.37)         1.59         1.13
4.01        1.56
                                                            -------      ------       -------      -------      ------      ------
------------------------------------------------------------------------------------------------------------------------------------
Less distributions from
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains on securities and foreign currency
  related transactions                                        (1.53)          0         (1.25)           0           0
(0.16)
                                                            -------      ------       -------      -------      ------      ------
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                           (1.53)          0         (1.25)           0           0
(0.16)
                                                            -------      ------       -------      -------      ------      ------
------------------------------------------------------------------------------------------------------------------------------------
Net asset value end of year                                 $ 19.26      $23.53       $ 24.90      $ 24.56
$23.43      $19.42
                                                            =======      ======       =======      =======
======      ======
------------------------------------------------------------------------------------------------------------------------------------
Total return*                                                (12.42%)     (5.50%)        6.95%        4.82%
20.65%       8.74%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets end of year (thousands)                          $ 58,944     $98,031      $113,477     $250,427
   $94,679     $71,122
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
------------------------------------------------------------------------------------------------------------------------------------
  Total expenses                                               1.81%       1.87%+        1.67%        1.62%
1.83%       2.01%
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                       (0.54%)     (1.40%)+      (0.69%)      (0.53%)
(0.83%)     (0.86%)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         127%          7%           72%          67%
35%         32%
------------------------------------------------------------------------------------------------------------------------------------

*    Excluding sales charges.
+    Annualized.
# Net investment income is based on average shares outstanding during the period.
(a) For the one-month period ended October 31, 1997. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 1997.


--------------------------------------------------------------------------------

International Growth Fund                                                     Class A

                                                                            Period ended
                                                                        October 31, 1998 (a)#
----------------------------------------------------------------------------------------------
Net asset value beginning of period                                            $6.88
                                                                               =====
----------------------------------------------------------------------------------------------
Income from investment operations
----------------------------------------------------------------------------------------------
Net investment income                                                           0.10
----------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses on securities
  and foreign currency related transactions                                     0.49
                                                                               -----
----------------------------------------------------------------------------------------------
Total from investment operations                                                0.59
                                                                               -----
----------------------------------------------------------------------------------------------
Less distributions from
----------------------------------------------------------------------------------------------
Net investment income                                                              0
----------------------------------------------------------------------------------------------
Net realized gain on securities and foreign currency related transactions       0.00
                                                                               -----
----------------------------------------------------------------------------------------------
Total distributions                                                             0.00
                                                                               -----
----------------------------------------------------------------------------------------------
Net asset value end of period                                                  $7.47
                                                                               =====
----------------------------------------------------------------------------------------------
Total return*                                                                   8.58%
----------------------------------------------------------------------------------------------
Ratios/supplemental data
----------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                          $128,657
---------------------------------------------------------------------------------------------
Ratios to average net assets:
  Total expenses                                                                1.53%+
----------------------------------------------------------------------------------------------
  Net investment income                                                         1.08%+
----------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          155%
----------------------------------------------------------------------------------------------

*    Excluding sales charge.
+    Annualized.
# Net investment income is based on average shares outstanding during the period.
(a) For the period from January 20, 1998 (commencement of class operations) to October 31, 1998.

24 INTERNATIONAL AND GLOBAL GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

Class B

    Year Ended October 31,                Year Ended September 30,
    ----------------------      -------------------------------------------
     1998#      1997 (a)        1997#        1996          1995        1994
--------------------------------------------------------------------------------
   $  22.69     $  24.03      $  23.92     $  23.00     $  19.20     $  17.95
   ========     ========      ========     ========     ========     ========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      (0.28)       (0.06)        (0.32)       (0.21)       (0.25)       (0.15)
--------------------------------------------------------------------------------

      (2.49)       (1.28)         1.68         1.13         4.05         1.56
   --------     --------      --------     --------     --------     --------
--------------------------------------------------------------------------------
      (2.77)       (1.34)         1.36         0.92         3.80         1.41
   --------     --------      --------     --------     --------     --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      (1.53)           0         (1.25)           0            0        (0.16)
   --------     --------      --------     --------     --------     --------
--------------------------------------------------------------------------------
      (1.53)           0         (1.25)           0            0        (0.16)
   --------     --------      --------     --------     --------     --------
--------------------------------------------------------------------------------
   $  18.39     $  22.69      $  24.03     $  23.92     $  23.00     $  19.20
   ========     ========      ========     ========     ========     ========
--------------------------------------------------------------------------------
     (13.06%)      (5.58%)        6.14%        4.00%       19.79%        7.93%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   $122,147     $216,471      $238,936     $385,839     $238,320     $131,695
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       2.55%        2.62%+        2.46%        2.40%        2.58%        2.83%
--------------------------------------------------------------------------------
      (1.30%)      (2.15%)+      (1.45%)      (1.37%)      (1.59%)      (1.61%)
--------------------------------------------------------------------------------
        127%           7%           72%          67%          35%          32%
--------------------------------------------------------------------------------

Class C

   Year Ended October 31,              Year Ended September 30,
   ----------------------    ------------------------------------------
    1998#      1997 (a)      1997#         1996        1995        1994
--------------------------------------------------------------------------------
   $ 22.73     $ 24.07      $ 23.97     $  23.04     $ 19.26     $ 17.99
   =======     =======      =======     ========     =======     =======
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     (0.28)      (0.07)       (0.33)       (0.24)      (0.27)      (0.15)
--------------------------------------------------------------------------------

     (2.49)      (1.27)        1.68         1.17        4.05        1.58
   -------     -------      -------     --------     -------     -------
--------------------------------------------------------------------------------
     (2.77)      (1.34)        1.35         0.93        3.78        1.43
   -------     -------      -------     --------     -------     -------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     (1.53)          0        (1.25)           0           0       (0.16)
   -------     -------      -------     --------     -------     -------
--------------------------------------------------------------------------------
     (1.53)          0        (1.25)           0           0       (0.16)
   -------     -------      -------     --------     -------     -------
--------------------------------------------------------------------------------
   $ 18.43     $ 22.73      $ 24.07     $  23.97     $ 23.04     $ 19.26
   =======     =======      =======     ========     =======     =======
--------------------------------------------------------------------------------
    (13.03%)     (5.57%)       6.08         4.04%      19.63%       8.02%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   $23,043     $43,869      $49,524     $124,549     $86,339     $50,535
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      2.56%       2.62%+       2.45%        2.40%       2.58%       2.85%
--------------------------------------------------------------------------------
     (1.31%)     (2.15%)+     (1.48%)      (1.38%)     (1.59%)     (1.62%)
--------------------------------------------------------------------------------
       127%          7%          72%          67%         35%         32%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Class B                                                                             Class C

                                                                    Year Ended      Period Ended
                     Year Ended October 31,                        -------------    ------------
  -----------------------------------------------------------      September 30,     October 31,
  1998#        1997#        1996         1995       1994 (b)#         1994#          1998 (c)#
------------------------------------------------------------------------------------------------
 $  8.65     $   7.69     $   7.11     $   7.77     $   7.67         $   7.08          $ 7.64
 =======     ========     ========     ========     ========         ========
======
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
   (0.02)       (0.05)       (0.02)        0.07            0                0            0.03
------------------------------------------------------------------------------------------------

    0.67         1.27         0.75         0.05         0.10             0.62           (0.24)
 -------     --------     --------     --------     --------         --------          ------
------------------------------------------------------------------------------------------------
    0.65         1.22         0.73         0.12         0.10             0.62           (0.21)
 -------     --------     --------     --------     --------         --------          ------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
   (0.33)       (0.10)       (0.10)       (0.04)           0            (0.03)           0.00
 -------     --------     --------     --------     --------         --------          ------
------------------------------------------------------------------------------------------------
   (1.54)       (0.16)       (0.05)       (0.74)           0                0            0.00
 -------     --------     --------     --------     --------         --------          ------
------------------------------------------------------------------------------------------------
   (1.87)       (0.26)       (0.15)       (0.78)           0            (0.03)
------------------------------------------------------------------------------------------------
 $  7.43     $   8.65     $   7.69     $   7.11     $   7.77         $   7.67          $ 7.43
 =======     ========     ========     ========     ========         ========
======
------------------------------------------------------------------------------------------------
    9.35%       15.69%       10.47%        2.19%        1.30%            8.75%          (2.75%)
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
 $75,467     $151,806     $147,911     $128,674     $157,929         $154,529          $3,375
------------------------------------------------------------------------------------------------

    2.30%        2.39%        2.43%        2.57%        2.52%+           2.54%           2.19%+
------------------------------------------------------------------------------------------------
   (0.13%)      (0.49%)      (0.21%)       0.88%       (0.20%)+          0.01%           0.44%+
------------------------------------------------------------------------------------------------
     155%         101%          52%          76%           2%             121%            155%
------------------------------------------------------------------------------------------------

*    Excluding sales charges.
+    Annualized.
# Net investment income is based on average shares outstanding during the period.
(a) For the period from January 20, 1998 (commencement of class operations) to October 31, 1998.
(b) For the one-month period ended October 31, 1994. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 1994.
(c) For the period from March 6, 1998 (commencement of class operations) to October 31, 1998.

                                        INTERNATIONAL AND GLOBAL GROWTH FUNDS 25

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------


LATIN AMERICA FUND                                              Class A

                                                                                     Year Ended October 31,
                                                                --------------------------------------------------------------
                                                                 1998          1997          1996          1995        1994
------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of year                              $ 13.15       $ 11.13       $  9.86       $ 10.55
 $ 10.00
                                                                ======        ======        ======        ======
======
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                             0.14          0.02          0.39          0.44
0.21
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or losses on securities
  and foreign currency related transactions                      (2.87)         2.10          1.24         (0.81)
  0.50
                                                                ------        ------        ------        ------      ------
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 (2.73)         2.12          1.63         (0.37)
0.71
                                                                ------        ------        ------        ------      ------
------------------------------------------------------------------------------------------------------------------------------
Less distributions from
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                0         (0.10)        (0.36)        (0.30)
(0.11)
------------------------------------------------------------------------------------------------------------------------------
Net realized gains on securities and foreign currency
  related transactions                                           (2.86)            0             0         (0.02)      (0.05)
                                                                ------        ------        ------        ------      ------
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (2.86)        (0.10)        (0.36)        (0.32)
(0.16)
                                                                ------        ------        ------        ------      ------
------------------------------------------------------------------------------------------------------------------------------
Net asset value end of year                                    $  7.56       $ 13.15       $ 11.13       $  9.86     $
10.55
                                                                ======        ======        ======        ======
======
------------------------------------------------------------------------------------------------------------------------------
Total return*                                                   (27.18%)       19.18%        16.74%        (3.35%)
7.21
------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data
------------------------------------------------------------------------------------------------------------------------------
Net assets end of year (thousands)                             $ 6,483       $13,621       $11,021
$14,333     $23,880
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
------------------------------------------------------------------------------------------------------------------------------
  Total expenses                                                  1.86%         1.69%         1.83%         1.86%
1.79%
------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                           1.33%         0.20%         3.05%         4.02%
   2.45%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            197%          105%          112%           57%
104%
------------------------------------------------------------------------------------------------------------------------------

*    Excluding sales charges.
# Net investment income is based on average shares outstanding during the period.

--------------------------------------------------------------------------------

PRECIOUS METALS FUND                                            Class A


                                                             Period Ended
                                                       -----------------------
                                                        October 31,1998 (a)#
------------------------------------------------------------------------------
Net asset value beginning of period                             $12.45
                                                                ======
------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------
Net investment income                                            (0.01)
------------------------------------------------------------------------------
Net realized and unrealized gains or losses on securities
  and foreign currency related transactions                      (0.80)
                                                                ------
------------------------------------------------------------------------------
Total from investment operations                                 (0.81)
                                                                ------
------------------------------------------------------------------------------
Less distributions from
------------------------------------------------------------------------------
Net investment income                                                0
------------------------------------------------------------------------------
Net realized gains on securities and foreign currency
  related transactions                                               0
                                                                ------
------------------------------------------------------------------------------
Total distributions                                                  0
                                                                ------
------------------------------------------------------------------------------
Net asset value end of period                                   $11.64
                                                                ======
------------------------------------------------------------------------------
Total return*                                                   (6.51%)
------------------------------------------------------------------------------
Ratios/supplemental data
------------------------------------------------------------------------------
Net assets end of period (thousands)                          $83,431
------------------------------------------------------------------------------
Ratios to average net assets:
------------------------------------------------------------------------------
  Total expenses                                                 2.01%+
------------------------------------------------------------------------------
  Net investment income                                         (0.12%)+
------------------------------------------------------------------------------
Portfolio turnover rate                                            44%
------------------------------------------------------------------------------

*    Excluding sales charge.
+    Annualized.
# Net investment income is based on average shares outstanding during the period.
(a) For the period from January 20, 1998 (commencement of class operations) to October 31, 1998.
(b) For the eight month period ended October 31, 1997. The Fund changed its fiscal year end from February 28 to October 31, effective October 31, 1997.
(c) For the period from January 29, 1998 (commencement of class operations) to October 31, 1998.

26 INTERNATIONAL AND GLOBAL GROWTH FUNDS

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------

Class B


                    Year Ended October 31,
--------------------------------------------------------------
    1998#        1997        1996        1995         1994
--------------------------------------------------------------
   $ 12.91     $ 10.98     $  9.76     $ 10.49     $  10.00
   =======     =======     =======     =======     ========
--------------------------------------------------------------

--------------------------------------------------------------
      0.06       (0.08)       0.23        0.32         0.14
--------------------------------------------------------------

     (2.77)       2.09        1.30       (0.75)        0.50
   -------     -------     -------     -------     --------
--------------------------------------------------------------
     (2.71)       2.01        1.53       (0.43)        0.64
   -------     -------     -------     -------     --------
--------------------------------------------------------------

--------------------------------------------------------------
         0       (0.08)      (0.31)      (0.28)       (0.10)
--------------------------------------------------------------

     (2.86)          0           0       (0.02)       (0.05)
   -------     -------     -------     -------     --------
--------------------------------------------------------------
     (2.86)      (0.08)      (0.31)      (0.30)       (0.15)
   -------     -------     -------     -------     --------
--------------------------------------------------------------
   $  7.34     $ 12.91     $ 10.98     $  9.76     $  10.49
   =======     =======     =======     =======     ========
--------------------------------------------------------------
    (27.60%)     18.40%      15.82%      (4.00%)      (6.48%)
--------------------------------------------------------------

--------------------------------------------------------------
   $32,046     $75,271     $79,026     $97,165     $148,769
--------------------------------------------------------------

--------------------------------------------------------------
      2.61%       2.50%       2.59%       2.61%        2.54%
--------------------------------------------------------------
      0.60%      (0.51%)      2.30%       3.27%        1.70%
--------------------------------------------------------------
       197%        105%        112%         57%         104%
--------------------------------------------------------------


Class C

                    Year Ended October 31,
--------------------------------------------------------------
    1998#        1997        1996        1995        1994
--------------------------------------------------------------
   $ 12.92     $ 10.99     $ 9.77      $ 10.50     $ 10.00
   =======     =======     ======      =======     =======
--------------------------------------------------------------

--------------------------------------------------------------
      0.05       (0.07)      0.23         0.32        0.14
--------------------------------------------------------------

     (2.79)       2.08       1.30        (0.75)       0.51
   -------     -------     ------      -------     -------
     (2.74)       2.01       1.53        (0.43)       0.65
   -------     -------     ------      -------     -------
--------------------------------------------------------------
         0       (0.08)     (0.31)       (0.28)      (0.10)
--------------------------------------------------------------


     (2.86)          0          0        (0.02)      (0.05)
   -------     -------     ------      -------     -------
--------------------------------------------------------------
     (2.86)      (0.08)     (0.31)       (0.30)      (0.15)
   -------     -------     ------      -------     -------
--------------------------------------------------------------
   $  7.32     $ 12.92     $10.99      $  9.77     $ 10.50
   =======     =======     ======      =======     =======
--------------------------------------------------------------
    (27.86%)     18.38%     15.80%       (4.00%)      6.58%
--------------------------------------------------------------

--------------------------------------------------------------
   $ 4,725     $10,961     $8,791      $11,242     $17,740
--------------------------------------------------------------

--------------------------------------------------------------
      2.61%       2.47%      2.59%        2.61%       2.54%
--------------------------------------------------------------
      0.54%      (0.52%)     2.26%        3.27%       1.74%
--------------------------------------------------------------
       197%        105%       112%          57%        104%
--------------------------------------------------------------


Class B


    Year Ended October 31,                Year Ended February 28,
    ----------------------       -----------------------------------------
    1998#       1997 (b)#       1997         1996          1995         1994
--------------------------------------------------------------------------------
   $ 15.87      $  23.94      $  26.35     $  19.30     $  25.09     $  14.38
   =======      ========      ========     ========     ========     ========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     (0.19)         0.14         (0.26)       (0.25)       (0.13)       (0.17)
--------------------------------------------------------------------------------

     (3.29)        (7.93)        (1.16)        7.30        (5.54)       10.88
   -------      --------      --------     --------     --------     --------
--------------------------------------------------------------------------------
     (3.48)        (8.07)        (1.42)        7.05        (5.67)       10.71
   -------      --------      --------     --------     --------     --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         0             0             0            0        (0.12)           0
--------------------------------------------------------------------------------

     (0.81)            0         (0.99)           0            0            0
   -------      --------      --------     --------     --------     --------
--------------------------------------------------------------------------------
     (0.81)            0         (0.99)           0        (0.12)       (0.00)
   -------      --------      --------     --------     --------     --------
--------------------------------------------------------------------------------
   $ 11.58      $  15.87      $  23.94     $  26.35     $  19.30     $  25.09
   =======      ========      ========     ========     ========     ========
--------------------------------------------------------------------------------
    (22.60%)      (33.71%)       (5.16%)      36.53%      (22.70%)      74.48%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   $25,765      $111,173      $190,108     $217,270     $171,193     $200,489
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      2.72%         2.48%+        2.33%        2.28%        2.33%        2.34%
--------------------------------------------------------------------------------
     (1.52%)       (1.04%)+      (1.08%)      (1.08%)      (0.54%)      (0.75%)
--------------------------------------------------------------------------------
        44%           19%           41%          39%          75%          73%
--------------------------------------------------------------------------------

Class C

     Period Ended
------------------------
  October 31,1998 (c)#
   -----------------
        $13.65
        ======
   -----------------
         (0.14)
   -----------------

   -----------------
         (1.93)
        ------
   -----------------
         (2.07)
        ------
   -----------------

   -----------------
             0
   -----------------

             0
        ------
   -----------------
             0
        ------
   -----------------
       $ 11.58
       =======
   -----------------
        (15.16%)
   -----------------

   -----------------
       $   557
   -----------------

   -----------------
          2.83%+
   -----------------
         (1.44%)+
   -----------------
            44%
   -----------------

                                        INTERNATIONAL AND GLOBAL GROWTH FUNDS 27

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------


OTHER FUND PRACTICES

The Funds may invest in futures and options. The Funds may also engage in short sales. Such practices are used to hedge a Fund's portfolio to protect against changes in interest rates and to adjust the portfolio's duration. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

The Funds may invest in foreign securities, which may include foreign currencies transactions. As a result, the value of the Funds' shares will be affected by changes in exchange rates. To manage this risk, the Funds may enter into currency futures contracts and forward currency exchange contracts. Although, the Funds use these contracts to hedge the U.S. dollar value of a security they already own, the Fund could lose money if they fail to predict accurately the future exchange rates. The Funds may engage in hedging and cross hedging with respect to foreign currencies to protect themselves against a possible decline in the value of another foreign currency in which certain of the Funds' investments are dominated. A cross hedge cannot protect against exchange rate risks perfectly, and if a Fund is incorrect in its judgement of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

In addition, the Funds may borrow money and lend their securities. Borrowing is a form of leverage that may magnify a Fund's gain or loss. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

The Funds generally do not take portfolio turnover into account in making investment decisions. This means the Funds could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Funds and their shareholders. It may also result in the Funds realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.


28 INTERNATIONAL AND GLOBAL GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                                     Notes





                                        INTERNATIONAL AND GLOBAL GROWTH FUNDS 29

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                                     Notes





30 INTERNATIONAL AND GLOBAL GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                                     Notes





                                        INTERNATIONAL AND GLOBAL GROWTH FUNDS 31

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                                Evergreen Funds



Money Market                                    Growth & Income
Treasury Money Market Fund                      Utility Fund
Money Market Fund                               Income and Growth Fund
Municipal Money Market Fund                     Fund for Total Return
Pennsylvania Municipal Money Market Fund        Value Fund
Florida Municipal Money Market Fund             Blue Chip Fund
New Jersey Municipal Money Market Fund          Growth and Income Fund
                                                Small Cap Equity Income Fund
Tax Exempt
Short-Intermediate Municipal Fund               Domestic Growth
High Grade Municipal Bond Fund                  Strategic Growth Fund
Municipal Bond Fund                             Stock Selector Fund
California Municipal Bond Fund                  Evergreen Fund
Connecticut Municipal Bond Fund                 Omega Fund
Florida High Income Municipal Bond Fund         Small Company Growth Fund
Florida Municipal Bond Fund                     Aggressive Growth Fund
Georgia Municipal Bond Fund                     Micro Cap Fund
Maryland Municipal Bond Fund                    Tax Strategic Equity Fund
Massachusetts Municipal Bond Fund               Masters Fund
Missouri Municipal Bond Fund
New Jersey Municipal Bond Fund                  Global International
New York Municipal Bond Fund                    Global Leaders Fund
North Carolina Municipal Bond Fund              International Growth Fund
Pennsylvania Municipal Bond Fund                Global Opportunities Fund
South Carolina Municipal Bond Fund              Precious Metals Fund
Virginia Municipal Bond Fund                    Emerging Markets Growth Fund
                                                Latin America Fund
Income
Capital Preservation and Income Fund            Express Line
Short Intermediate Bond Fund                    800.346.3858
Intermediate Term Government Securities Fund
Intermediate Term Bond Fund                     Investor Services
U.S. Government Fund                            800.343.2898
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced
American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

32 INTERNATIONAL AND GLOBAL GROWTH FUNDS

--------------------------------------------------------------------------------
                             QUICK REFERENCE GUIDE
--------------------------------------------------------------------------------



(1) Evergreen Express Line
       Call 1-800-346-3858
       24 hours a day to
       . check your account
       . order a statement
       . get a Fund's current price, yield and total return
       . buy, redeem or exchange Fund shares

(2) Non-retirement account holders
       Call 1-800-343-2898
       Monday through Friday, 8 a.m. to 6 p.m.
       Eastern time to
       . buy, redeem or exchange shares
       . order applications
       . get assistance with your account

(3) Information Line for Hearing and Speech
    Impaired (TTY/TDD)
       Call 1-800-343-2888
       Monday through Friday, 8 a.m. to 6 p.m.
       Eastern time

(4) Write us a letter
       Evergreen Service Company
       P.O. Box 2121
       Boston, MA  02106-2121
       . to buy, redeem or exchange shares
       . to change the registration on your account
       . for general correspondence

(5) For express, registered, certified mail:
       Evergreen Service Company
       200 Berkeley Street
       Boston, MA  02116-5039

(6) Contact us on-line:
       www.evergreen-funds.com

(7) Regular communications you will receive:

       Account Statements -- You will receive quarterly statements for each Fund you invest in.

       Confirmation Notices -- We send a confirmation of any transaction you make within five days of the transaction.

       Annual and Semiannual reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

       Tax Forms -- Each January you will receive any Fund tax information you need to include in your tax returns as well as the Evergreen Tax Information Guide.

       Evergreen Events -- You will receive a periodic newsletter published exclusively for Evergreen Fund's shareholders.

For More Information About the Evergreen
International and Global Growth Funds, Ask for:

The Funds' most recent Annual or Semi-Annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's holdings as of a specific date, as well as commentary from the Fund's manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment representative. We will mail material within three business days.

Information about these Funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov, or, for a duplication fee, by writing the SEC Public Reference Section, Washington DC 20549-6009. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information, call the Commission at 1-800-SEC-0330.

                          Evergreen Distributor, Inc.
                               125 W. 55th Street
                            New York, New York 10019


                                                                     (811-08553)
47377                                                               536113  RV5

                                                                  --------------
                                                                     BULK RATE
[LOGO OF EVERGREEN FUNDS APPEARS HERE]                             U.S. POSTAGE
                                                                       PAID
201 South College St.                                              PERMIT NO. 19
Charlotte, NC 28288                                                  HUDSON, MA
                                                                  --------------

                            [GRAPHIC APPEARS HERE]


                                   Evergreen

                     International and Global Growth Funds


Evergreen Emerging Markets Growth Fund
Evergreen Global Leaders Fund
Evergreen Global Opportunities Fund
Evergreen International Growth Fund
Evergreen Latin America Fund
Class Y
Prospectus, March 1, 1999

                                          [LOGO OF EVERGREEN FUNDS APPEARS HERE]

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved of these mutual fund shares. Anyone who tells you otherwise is committing a federal crime.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


FUND SUMMARIES:

Evergreen Emerging Markets Growth Fund ..................................    2
Evergreen Global Leaders Fund ...........................................    4
Evergreen Global Opportunities ..........................................    6
Evergreen International Growth Fund .....................................    8
Evergreen Latin America Fund ............................................   10

GENERAL INFORMATION:

The Funds' Investment Advisors ..........................................   12
The Funds' Portfolio Managers ...........................................   12
Calculating the Share Price .............................................   13
How to Choose a Fund ....................................................   13
Who Can Buy Class Y Shares ..............................................   13
How to Buy Shares .......................................................   14
How to Redeem Shares ....................................................   15
Other Services ..........................................................   16
The Tax Consequences of Investing in the Funds ..........................   16
Fees and Expenses of the Funds ..........................................   17
Financial Highlights ....................................................   18
Other Fund Practices ....................................................   22


In general, Funds included in this prospectus seek to provide investors with a selection of investment alternatives which provide capital growth and diversification. The Funds invest a significant portion of their assets in securities of issuers located outside the United States and Evergreen Global Leaders Fund and Evergreen Global Opportunities Fund also include securities of issuers located within the United States in their portfolios.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

[GRAPHIC APPEARS HERE] Investment Goal

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

[GRAPHIC APPEARS HERE] Investment Strategy

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

[GRAPHIC APPEARS HERE] Risk Factors

What are the specific risks for an investor in the Fund?

Performance

How well has the Fund performed in the past year? The past five years? The past ten years?

[GRAPHIC APPEARS HERE] Expenses

How much does it cost to invest in the Fund?

--------------------------------------------------------------------------------
                                    OVERVIEW
--------------------------------------------------------------------------------

                                International
                                  and Global
                                 Growth Funds

                            [ARTWORK APPEARS HERE]

typically rely on a combination of the following strategies:

 . investing substantially all of their assets in equity securities of issuers located in foreign countries with developed and/or emerging markets;

 .  investing a portion of their assets in debt securities;

 . investing in a combination of countries which includes the United States and foreign markets;

 . selling a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other reasons which the portfolio manager deems necessary;

 . visiting the countries that the Fund may invest in or already invests in, to evaluate the political, economic and social trends that may affect investments in those countries; and

 .  choosing the best of growth and value stocks.

may be appropriate for investors who:

 .  want a selection of investment alternatives;

 .  seek capital growth and diversification; and

 . are more aggressive and are interested in investment opportunities found in the more volatile climate of international or emerging markets.

Following this overview, you will find information on each International and Global Growth Fund's specific strategies and risks.
--------------------------------------------------------------------------------

Risk Factors For All Mutual Funds

Please remember that mutual fund shares are:

 .  not guaranteed to achieve their investment goal
 .  not insured, endorsed or guaranteed by the FDIC, a bank or any government agency
 . subject to investment risks, including possible loss of your original investment

Like most investments, your investment in an Evergreen International and Global Growth Fund could fluctuate significantly in value over time and could result in a loss of money.

Here are the most important factors that may affect the value of your investment:

Stock Market Risk

Your investment will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events also could cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, the value of and dividend yield and total return earned on your investment would decline if the particular industries, companies or sectors your Fund invests in did not perform well.

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. If your Fund invests a significant portion of its portfolio in debt securities and if interest rates rise, then the value of and total return earned on your investment may decline. When interest rates go down, interest earned by your Fund on its debt investment may also decline, which could cause the Fund to reduce the dividends it pays.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and interest on time. If your Fund invests in debt securities, then the value of and total return on your investment may be decline if an issuer fails to pay an obligation on a timely basis.

Foreign Investment Risk

A Fund's investment in non-U.S. securities could expose it to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value and total return of your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.


                                      INTERNATIONAL AND GLOBAL GROWTH FUNDS    1

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                          Emerging Markets Growth Fund

[GRAPHIC APPEARS HERE] FUND FACTS:

Goal:
 . Long-term capital appreciation

Principal Investments:
 . Emerging Markets equity securities

Class of Shares Offered in this Prospectus:
 . Class Y

Investment Advisor:
 . Evergreen Investment Management

Portfolio Manager:
 . Gilman C. Gunn

NASDAQ Symbols
 . EMGYX (Class Y)

Dividend Payment Schedule:
 . Annually

[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks to provide investors with long-term capital appreciation.

[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund normally invests at least 65% of its assets in equity securities of issuers located in emerging markets. Emerging markets countries include Argentina, Brazil, Greece, Hong Kong, Indonesia, Turkey and Malaysia. The Fund will normally invest in at least six different countries, although it may invest all of its assets in a single country. The Fund may also invest in other types of instruments, including investment-grade debt securities.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment objective, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 .  Stock Market Risk
 .  Interest Rate Risk
 .  Credit Risk
 .  Foreign Investment Risk

Investing in a single country can increase a Fund's risk due to lack of diversification.

In addition, the Fund may also be subject to an emerging markets risk. An "emerging market" is any country considered to be emerging or developing, has a relatively low gross national product, but the potential for rapid growth (which can lead to instability). Investing in securities of emerging countries has a diversity of risk. Emerging countries are generally small and rely heavily on international trade and could be adversely effected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.


2    INTERNATIONAL AND GLOBAL GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE] PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class Y shares of the Fund in each calendar year since the Class Y shares' inception on 9/6/94. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)
[GRAPHIC APPEARS HERE]

1998          -22.65
1997           13.74
1996           10.37
1995            2.29

Best Quarter:   2nd Quarter 1997         14.72%
Worst Quarter:  3rd Quarter 1998        -15.60%

This next table lists the Fund's average annual total return for Class Y shares over the past year or since inception (through 12/31/98). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Morgan Stanley Capital International Emerging Markets Index (MSCIEMI) and the Morgan Stanley Capital International Europe, Australia, Far East Index (MSCIEAFEI). The MSCIEMI is an unmanaged index which tracks the market performance of emerging markets. The MSCIEAFEI is an unmanaged, index which tracks the market performance of small, medium and large capitalization companies in Europe, Australia and the Far East. Neither index is an actual investment.

Average Annual Total Return (for the period ended 12/31/98)

            Inception                                      Performance Since
          Date of Class     1 year     5 year     10 year        9/6/94

Class Y     9/6/94         -22.65%      N/A         N/A         -4.72%
MSCIEMI                    -25.34%      N/A         N/A        -13.03%
MSCIEAFEI                     20.33%      N/A         N/A         -8.87%

[GRAPHIC APPEARS HERE] EXPENSES
This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses                          Class Y

Maximum sales charge imposed on                            None
purchases (as a % of offering price)

Maximum deferred sales charge                              None
(as a % of either the redemption amount or initial investment whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                   Management        Other              Total Fund
                     Fees          Expenses         Operating Expenses*

Class Y              1.50%           0.28%                 1.78%

*Actual for the fiscal year ended 10/31/98

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                                               Class Y

After 1 year                                    $181
After 3 years                                   $560
After 5 years                                   $964
After 10 years                                  $2,095


                                      INTERNATIONAL AND GLOBAL GROWTH FUNDS    3

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                              Global Leaders Fund

FUND FACTS:

Goal:
 .  Long-term capital growth

Principal Investments:
 .  U.S. and non-U.S. Equity Securities

Class of Shares Offered in this Prospectus:
 .  Class Y

Investment Advisor:
 .  Evergreen Asset Management Corp.

Portfolio Managers:
 .  Stephen A. Lieber
 .  Edwin D. Miska

NASDAQ Symbols:
 .  EYGLX (Class Y)

Dividend Payment Schedule:
 .  Annually

[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks to provide investors with long-term capital growth.

[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund normally invests at least 65% of its assets in a diversified portfolio of U.S. and non-U.S. equity securities of companies located in the world's major industrialized countries. The Fund will make investments in no less than three countries, which may include the United States, but may invest more than 25% of its total assets in one country. The Fund's investment advisor will screen the largest companies in major industrialized countries. The Fund invests only in the best 100 companies selected by the investment advisor based on qualitative and quantitative criteria such as high return on equity, consistent earnings and established market presence.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment objective, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 .  Stock Market Risk
 .  Foreign Investment Risk

In addition, if more than 25% of the Fund's total assets is invested in one country, the value of the Fund's shares may be subject to greater fluctuation due to the lesser degree of diversification across countries and the fact that the securities markets of certain countries may be subject to greater risks and volatility than that which exists in the United States.


4    INTERNATIONAL AND GLOBAL GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE] PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss of the Fund's Class Y shares in each calendar year since the Class Y shares inception on 11/1/95. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)

[BAR GRAPH APPEARS HERE]

1998       21.08%
1997       13.66%
1996       19.33%

Best Quarter:   4th Quarter 1998         20.04%
Worst Quarter:  3rd Quarter 1998        -13.51%

The next table lists the Fund's average annual total return for Class Y shares over the past one year or since inception (through 12/31/98). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Morgan Stanley Capital International World Index (MSCIWI). The MSCIWI is a broad market performance benchmark for equity markets throughout the world; it is not an actual investment.

Average Annual Total Return (for the period ended 12/31/98)

             Inception                                 Performance Since
           Date of Class   1 year   5 year   10 year       11/1/95

Class Y      11/1/95       21.08%    N/A       N/A          18.22%
MSCIWI                     24.80%    N/A       N/A          19.58%

[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses               Class Y

Maximum sales charge imposed on                 None
purchases (as a % of offering price)

Maximum deferred sales charge                   None
(as a % of either the redemption amount
or initial investment whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                Management      Other              Total Fund
                  Fees        Expenses         Operating Expenses*

Class Y           0.95%         0.66%                 1.61%

*Restated for the fiscal year ended 10/31/98 to reflect fees

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                                               Class Y

After 1 year                                     $164
After 3 years                                    $508
After 5 years                                    $876
After 10 years                                 $1,911


                                      INTERNATIONAL AND GLOBAL GROWTH FUNDS    5

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                           Global Opportunities Fund

FUND FACTS:

Goal:
 . Capital Growth

Principal Investment:
 . Equity securities of U.S. and non-U.S.companies

Class of Shares Offered in this Prospectus:
 . Class Y

Investment Advisor:
 . Evergreen Investment Management Company

Portfolio Managers:
 . Gilman C. Gunn
 . J. Gary Craven

NASDAQ Symbols:
 . None

Dividend Payment Schedule:
 . Annually

[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks capital growth.

[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund normally invests at least 65% of its assets in equity securities of issuers located in at least three countries, one of which may be the U.S. The Fund may also invest in emerging markets. When investing in securities of issuers in the U.S. and other countries with developed securities markets, the Fund invests in equity securities of small to medium sized companies that are in a relatively early stage of development. When investing in foreign securities, the Fund invests in equity securities of issuers that are well managed and positioned to achieve above-average increases in revenue and earnings and strong prospects for continued revenue growth. Although the Fund intends to invest in common stock and convertible securities, it may also invest in debt securities of the U.S., any foreign government and international agency as well as hold cash and cash equivalents. The primary investment criterion used by the Fund in the selection of portfolio securities is that the securities provide opportunities for capital growth.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment objective, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 .  Stock Market Risk
 .  Interest Rate Risk
 .  Credit Risk
 .  Foreign Investment Risk

In addition, the Fund may also be subject to an emerging markets risk. An "emerging market" is any country considered to be emerging or developing, has a relatively low gross national product, but the potential for rapid growth (which can lead to instability). Investing in securities of emerging countries has many risks. Emerging countries are generally small and rely heavily on international trade and could be adversely effected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.



6    INTERNATIONAL AND GLOBAL GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE] PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

This chart below shows the percentage gain or loss for Class Y shares in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)*

[BAR CHART APPEARS HERE]

1998     -3.25%
1997      3.05%
1996      3.56%
1995     20.66%
1994      2.71%
1993     37.71%
1992     11.44%
1991     31.66%
1990     -7.17%
1989     10.61%

Best Quarter:   3rd Quarter 1991       17.88%*
Worst Quarter:  3rd Quarter 1998      -23.49%*

This next table lists the Fund's average annual total return for Class Y shares over the past one, five and ten years and since inception (through 12/31/98). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Morgan Stanley Capital International World Index (MSCIWI). The MSCIWI is a broad market performance benchmark for equity markets throughout the world; it is not an actual investment.

Average Annual Total Return (for the period ended 12/31/98)*

          Inception                               Performance Since
            Date      1 year    5 year  10 year        3/16/88

Class Y    1/13/97    -3.26%     5.57%   10.55%        10.54%
MSCIWI                24.80%    16.19%   11.21%        11.41%**

* Historical performance for Class Y prior to inception reflects that of Class A, the original class offered, the inception of which is 3/16/88, and includes appropriate 12b-1 fees for Class A. If such fees were not reflected, returns would have been higher.

** Performance since 1/13/97 is 20.11%.

[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses                Class Y

Maximum sales charge imposed on                  None
purchases (as a % of offering price)
Maximum deferred sales charge                    None
(as a % of either the redemption amount or initial investment whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

              Management      Other           Total Fund
                Fees         Expenses     Operating Expenses*

Class Y         0.99%          0.56%             1.55%

*Restated for the fiscal year ended 10/31/98 to reflect current fees.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower. Example of Fund Expenses

                                                 Class Y

After 1 year                                      $158
After 3 years                                     $490
After 5 years                                     $845
After 10 years                                  $1,845


                                        INTERNATIONAL AND GLOBAL GROWTH FUNDS  7

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                           International Growth Fund

FUND FACTS:

Goal:
 .  Long-term Capital Growth
 .  Modest income

Principal Investment:
 .  Equity securities of non-U.S. companies in developed markets.

Class of Shares Offered in this Prospectus:
 .  Class Y

Investment Advisor:
 .  Evergreen Investment Management Company

Portfolio Manager:
 .  Gilman C. Gunn

NASDAQ Symbols:
 .  None

Dividend Payment Schedule:
 .  Annually


[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks long-term growth of capital and secondarily, modest income.

[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund invests primarily in equity securities issued by established, quality non-U.S. companies located in countries with developed markets. The Fund may also invest in emerging markets and in securities of companies in the formerly communist countries of Eastern Europe. The Fund normally invests at least 65% of its total assets in the securities of companies in at least three different countries (other than the U.S.). The Fund may also invest in debt securities, including up to 10% of its assets in below investment grade debt securities.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment objective, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 .  Stock Market Risk
 .  Interest Rate Risk
 .  Credit Risk
 .  Foreign Investment Risk

Below investment grade bonds are commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

In addition, the Fund may also be subject to an emerging markets risk. An "emerging market" is any country considered to be emerging or developing, has a relatively low gross national product, but the potential for rapid growth (which can lead to instability). Investing in securities of emerging countries has many risks. Emerging countries are generally small and rely heavily on international trade and could be adversely effected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.


8    INTERNATIONAL AND GLOBAL GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE] PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

This chart below shows the percentage gain or loss for Class Y shares of the Fund in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)*

[BAR CHART APPEARS HERE]

1989        5.59
1990      -23.01
1991       15.67
1992        3.66
1993       31.77
1994       -5.26
1995       12.57
1996       14.79
1997       11.95
1998       15.36

Best Quarter:   1st Quarter 1998              18.55%*
Worst Quarter:  3rd Quarter 1990             -18.06%*

The next table lists the Fund's average annual total return for Class Y shares over the past one, five and ten years and since inception (through 12/31/98). This table is an intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Morgan Stanley Capital International Europe, Australia, and Far East Index (MSCIEAFEI). MSCIEAFEI is a broad market performance benchmark for equity securities throughout Europe, Australia and the Far East; it is not an actual investment.

Average Annual Total Return (for the period ended 12/31/98)*

           Inception                               Performance Since
             Date      1 year    5 year   10 year       9/6/79

Class Y     3/9/98     15.36%    9.61%     7.34%        11.63%
MSCIEAFEI              20.33%    9.50%     5.85%        11.30%**

* Historical performance for Class Y prior to inception reflects that of Class B, the original class offered, the inception of which is 9/6/79, and has been adjusted for appropriate 12b-1 fees for Class B.

** Performance since 3/9/98 is 21.56%.

[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses                                 Class Y

Maximum sales charge imposed on  purchases                        None
(as a % of offering price)

Maximum deferred sales charge (as a % of either the               None
redemption amount or initial investment whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

              Management      Other             Total Fund
                Fees        Expenses         Operating Expenses*

Class Y         0.64%         0.66%               1.30%

* Restated for the fiscal year ended 10/31/98. Due to an increase in net assets as a result of the acquisition ofEvergreen International Equity Fund, the total operating expenses, estimated for the fiscal year ending 10/31/99 are 0.97%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses
                                               Class Y
After 1 year                                     $132
After 3 years                                    $412
After 5 years                                    $713
After 10 years                                  $1,568


                                        INTERNATIONAL AND GLOBAL GROWTH FUNDS  9

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                               Latin America Fund

FUND FACTS:

Goal:
 .  Long-term Capital Growth

Principal Investments:
 .  Latin American Equity Securities

Class of Shares Offered from this Prospectus:
 .  Class Y

Investment Advisor:
 .  Evergreen Investment Management Company

Portfolio Managers:
 .  Antonio T. Docal
 .  Francis X. Claro

NASDAQ Symbols:
 .  None

Dividend Payment Schedule:
 .  Annually

[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks long-term growth of capital through investments in equity securities of Latin America.

[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund normally invests at least 65% of its assets in securities of issuers in Latin America and ordinarily maintains investments in at least three Latin American countries. The Fund may also invest in debt securities issued by Latin American or North American public or private issuers with any rating or that are unrated. The Fund has the authority to invest up to 49% of its total assets in below investment grade debt securities. The Fund may also purchase Brady Bonds, which are bonds issued in exchange for restructured sovereign debt of certain Latin American countries and collateralized by U.S. government securities and denominated in U.S. dollars.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment objective, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 .  Stock Market Risk
 .  Interest Rate Risk
 .  Credit Risk
 .  Foreign Investment Risk

Below investment grade bonds are commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

In addition, the Fund may also be subject to an emerging market risk. An "emerging market" is any country considered to be emerging or developing, has a relatively low gross national product, but the potential for rapid growth (which can lead to instability). Investing in securities of emerging countries has many risks. Emerging countries are generally small and rely heavily on international trade and could be adversely effected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

One of the major risk factors of investing in emerging markets is the vulnerability to political and economic changes. The emerging markets in Latin America have been highly volatile of late, particularly Brazil, which is currently at a high level of fiscal indebtedness. The value of your investment may vary significantly as a result of the economic and political developments in Latin America.



10    INTERNATIONAL AND GLOBAL GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE] PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

This chart below shows the percentage gain or loss for Class Y shares of the Fund in each calendar year since 11/1/93. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)*

[BAR GRAPH APPEARS HERE]

1998        -37.82
1997         25.90
1996         17.59
1995          9.75
1994         -8.70
1993

Best Quarter:   2nd Quarter 1997             21.00%*
Worst Quarter:  3rd Quarter 1998            -27.39%*

This next table lists the Fund's average annual total return over the one and five years and since inception (through 12/31/98). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Morgan Stanley Capital International World Index (MSCIWI) and Morgan Stanley International Latin America Index (MSCILAI). MSCIWI Bond Index is an unmanaged index which tracks performance for equity markets throughout the world. The MSCILAI is an unmanaged index which tracks performance of emerging markets in Latin America. Neither index is an actual investment.

Average Annual Total Return (for the period ended 12/31/98)*

          Inception                                  Performance Since
            Date       1 year    5 year    10 year       11/1/93

Class Y    3/13/98    -37.82%    -1.60%      N/A         -0.22%
MSCIWI                 24.80%    16.19%      N/A         16.72%**
MSCILAI               -35.29%    -2.85%      N/A          0.87%***

* Historical performance for Class Y prior to inception reflects that of Class A, the original class offered, the inception of which is 11/1/93, and includes appropriate 12b-1 fees for Class A. If such fees were not reflected, returns would have been higher.

** Performance since 3/13/98 is 9.99%.

*** Performance since 3/13/98 is 36.17%.

[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses                 Class Y

Maximum sales charge imposed on                   None
purchases (as a % of offering price)

Maximum deferred sales charge                     None
(as a % of either the redemption amount or initial investment which ever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

              Management      Other           Total Fund
                Fees        Expenses      Operating Expenses*

Class Y         0.75%         0.86%              1.61%

*Restated for the fiscal year ended 10/31/99 to reflect current fees.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses
                                                Class Y

After 1 year                                      $164
After 3 years                                     $508
After 5 years                                     $876
After 10 years                                  $1,911


                                     INTERNATIONAL AND GLOBAL GROWTH FUNDS    11

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT ADVISOR

The investment advisor manages a Fund's investments and supervises its daily business affairs. There are three investment advisors for the Evergreen International and Global Growth Funds. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $237 billion in consolidated assets as of 12/31/98. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0630.

Evergreen Asset Management Corp. (EAMC), is the investment advisor to:
 .  Global Leaders Fund

EAMC, with its predecessors, has served as investment advisor to the Evergreen Funds since 1971, and currently manages over $18.2 billion in assets for 21 of the Evergreen Funds. EAMC is located at 2500 Westchester Avenue, Purchase, New York 10577.

Evergreen Investment Management Company (EIMC) is the investment advisor to:
 .  Global Opportunities Fund
 .  International Growth Fund
 .  Latin America Fund

EIMC has been managing money for over 50 years and currently manages over $8.9 billion in assets for 25 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

Evergreen Investment Management (EIM) is the investment advisor to:
 . Emerging Markets Growth Fund

EIM, (formerly known as the Capital Management Group or "CMG"), a division of First Union National Bank, has been managing mutual funds and private accounts since 1932 and currently manages over $28.1 billion in assets for 42 of the Evergreen Funds. EIM is located at 201 South College Street, Charlotte, North Carolina 28288-0630.

Year 2000 Compliance

The investment advisors and other service providers for the Evergreen Funds are taking steps to address any potential Year 2000-related computer problems. However, there is some risk that these problems could disrupt the Funds' operations or financial markets generally.

European Currency Conversion Risk

Certain countries in Europe converted their different currencies to a single, common currency on January 1, 1999. In connection with this change, investment advisors, mutual funds and their service providers have modified their accounting and recordkeeping systems to handle the new currency. Since the Funds invest in foreign securities, your investment in a Fund may be adversely affected if these technical modifications are not implemented properly. Also, the conversion to a single currency may impair the markets for securities denominated in the currencies being eliminated, which could also adversely impact your investment.

THE FUNDS' PORTFOLIO MANAGERS

Emerging Markets Growth Fund

International Growth Fund

The day-to-day management of the Fund is handled by Gilman C. Gunn. Since joining EIMC in 1991, Mr. Gunn has been a Senior Vice President and Chief Investment Officer-International at EIMC. Mr. Gunn has managed Emerging Markets Growth Fund since 1997 and International Growth Fund since 1991.

Global Leaders Fund

The day-to-day management of the Fund is handled by Stephen A. Lieber and Edwin
D. Miska. Mr. Lieber is Chairman and Co-Chief Executive Officer of EAMC. He is founding partner of Lieber & Company, the original sponsor of the Evergreen Funds, when it was established in 1969. He has been with EAMC and its predecessor since 1971 and has been in the investment management profession since 1952. Mr. Miska has been an analyst and portfolio manager with EAMC and its predecessor since 1989. Mr. Lieber and Mr. Miska have managed the Fund since 1995.

Global Opportunities Fund

The day-to-day management of the Fund is handled by Gilman C. Gunn. and J. Gary Craven. Since joining


12    INTERNATIONAL AND GLOBAL GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

EIMC in 1991, Mr. Gunn has been a Senior Vice President and Chief Investment Officer-International at EIMC. Mr. Craven joined EIMC in 1996, and is currently Senior Vice President, Portfolio Manager and Chief Investment Office for the Small Company Stock Team for EIMC. Prior to joining EIMC, Mr. Craven was a Portfolio Manager at Invista Capital Management from 1987 to 1996. Mr. Gunn and Mr. Craven have managed the Fund since 1997 and 1998, respectively.

Latin America Fund

The day-to-day management of the Fund is handled by Antonio T. Docal and Francis
X. Claro. Mr. Docal and Mr. Claro joined EIMC in 1994 each as a Vice President and Senior Analyst. Mr. Docal and Mr. Claro are presently each a Vice President and Portfolio Manager and have co-managed the Fund since 1996.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open as of the time the Exchange closes (normally 4:00 p.m. Eastern time). We calculate the share price for each share by adding up the total assets of the Fund, subtracting all liabilities, then dividing by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market quote for that security. If no market quotation is available for a given security, we will price that security at fair value according to policies established by the Funds' Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:

 .  Most importantly, read the prospectus to see if the Fund is suitable for you.

 . Talk to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.

 . Request any additional information you want about the Fund, such as the Statement of Additional Information, Annual Report or Semi-Annual Report by calling 1-800-343-2898.

WHO CAN BUY CLASS Y SHARES

Class Y shares are only offered to:

 .  Persons who owned shares in a Fund advised by Evergreen Asset Management
   Corp. on or before December 31, 1994.

 .  Certain institutional investors.

 . Investment advisory clients of an investment advisor of an Evergreen Fund (or the advisor's affiliates).


                                     INTERNATIONAL AND GLOBAL GROWTH FUNDS    13

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

HOW TO BUY SHARES

Evergreen Funds' low investment minimums make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional.

Minimum Investments

                                   Initial            Additional
Regular Accounts                   $1,000               None
IRAs                                 $250               None
Systematic Investment Plan            $50               $25

Method          Opening an Account                                                  Adding to an Account
By Mail or      . Complete and sign the account application.                        . Make your check
payable to Evergreen Funds
through an      . Make the check payable to Evergreen Funds.                        . Write a note
specifying:
Investment      . Mail the application and your check to the address below:           - the Fund name
Professional       Evergreen Service Company       Overnight Address:                 - share class
                   P.O. Box 2121                   Evergreen Service Company          - your account number
                   Boston, MA  02106-2121          200 Berkeley St.                   - the name(s) in which
the account is
                                                   Boston, MA  02116-5039               registered.
                . Or deliver them to your investment representative (provided he    . Mail to the address
below or deliver to your
                  or she has a broker-dealer arrangement with Evergreen               investment
representative.
                  Distributor, Inc.)

By Phone        . Call 1-800-343-2898 to set up an account number and get wiring    . Call the
Evergreen Express Line at
                  instructions (call before 12 noon if you want wired funds to        1-800-346-3858 24
hours a day or
                  be credited that day).                                              1-800-343-2898 between 8 a.m.
and 6 p.m.
                . Instruct your bank to wire or transfer your purchase (they may      Eastern time, on
any business day.
                  charge a wiring fee).                                             . If your bank account is set up on
file, you
                . Complete the account application and mail to:                       can request either:
                   Evergreen Service Company       Overnight Address:                 - Federal Funds Wire
(offers immediate access
                   P.O. Box 2121                   Evergreen Service Company            to funds) or
                   Boston, MA  02106-2121          200 Berkeley St.                   - Electronic transfer
through the Automated
                                                   Boston, MA  02116-5039               Clearing House which
avoids wiring fees.
                . Wires received after 4:00 p.m. Eastern time on market trading days will receive the next market day's closing price.

By Exchange     . You can make an additional investment by exchange from an existing Evergreen
Funds account by contacting your
                  investment representative or calling the Evergreen Express Line at 1-800-346-3858.*
                . You can only exchange shares within the same class.
                . There is no sales charge or redemption fee when exchanging funds within the
Evergreen Funds family.
                . Orders placed before 4 p.m. Eastern time on market trading days will receive that day's closing share price (if
                  not, you will receive the next market day's closing price).
                . Exchanges are limited to three per calendar quarter, and five per calendar year.
                . Exchanges between accounts which do not have identical ownership must be made in writing with a signature
                  guarantee (see below).

Systematic      . You can transfer money automatically from your bank account       . To establish
automatic investing for an
Investment        into your Fund on a monthly basis.                                  existing account, call
1-800-343-2898 for an
Plan (SIP)      . Initial investment minimum is $50 if you invest at least $25        application.
                  per month with this service.                                      . The minimum is $25 per month
or $75 per
                . To enroll, check off the box on the account application and         quarter.
                  provide:                                                          . You can also establish an investing
program
                  - your bank account information                                     through direct deposit from
your paycheck.
                  - the amount and date of your monthly investment                    Call 1-800-343-2898
for details.

* Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded or monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.


14    INTERNATIONAL AND GLOBAL GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:


Methods       Requirements

Call Us       . Call the Evergreen Express Line at 1-800-346-3858 24 hours a day or 1-800-343-2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
              . This service must be authorized ahead of time, and is only available for regular accounts.*
              . All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests after 4 p.m. will be processed the following business day.
              . We can either:
                - wire the proceeds into your bank account (service charges may apply)
                - electronically transmit the proceeds into your bank account via the Automated Clearing House service
                - mail you a check.
              . All telephone calls are recorded for your protection. We are not responsible for acting on telephone orders we believe are genuine.
              . See exceptions list below for requests that must be made in writing.

Write Us      . You can mail a redemption request to:
                     Evergreen Service Company       Overnight Address:
                     P.O. Box 2121                   Evergreen Service Company
                     Boston, MA  02106-2121          200 Berkeley St.
                                                     Boston, MA  02116-5039
              . Your letter of instructions must:
                - list the Fund name and the account number
                - indicate the number of shares or dollar value you wish to redeem
                - be signed by the registered owner(s)
              . See exceptions list below for requests that must be signature guaranteed.
              . To redeem from an IRA or other retirement account, call
                1-800-343-2898 for a special application.

Sell Your     . You may also redeem your shares through participating broker-
Shares in       dealers by delivering a letter as described above to your
Person          broker-dealer.
              . A fee may be charged for this service.

Systematic    . You can transfer money automatically from your Fund account on
Withdrawal      a monthly or quarterly basis -- without redemption fees.
Plan (SWP)    . The withdrawal can be mailed to you, or deposited directly to your bank account.
              . The minimum is $75 per month.
              . The maximum is 1% of your account per month or 3% per quarter.
              . To enroll, call 1-800-343-2898 for an application.

Timing of Proceeds
Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer.

We also reserve the right to redeem in kind by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum of $1,000.

Exceptions: Redemption Requests That Require A Signature Guarantee
To protect you and Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee.

The following circumstances require signature guarantees:

 .  You are redeeming more than $50,000
 . You want the proceeds transmitted to a bank account not listed on the account . You want the proceeds payable to anyone other than the registered owner(s) of the account
 .  Either your address or the address of your bank account has been changed within 30 days
 . The account is registered in the name of a fiduciary corporation or any other organization.

In these cases, additional documentation is required:
   corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document


Who Can Provide A Signature Guarantee:
 .  Commercial Bank
 .  Trust Company
 .  Savings Association
 .  Credit Union
 .  Member of a U.S. stock exchange


                                     INTERNATIONAL AND GLOBAL GROWTH FUNDS    15

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

OTHER SERVICES

Evergreen Express Line
Use our automated, 24-hour service to check the value of you investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

Automatic Reinvestment of Dividends
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Telephone Investment Plan
You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4:00 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange
You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class -- automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

Reinvestment Privileges
Under certain circumstances, shareholders may, within one year of redemption, reinstate their accounts at the current price (net asset value).

THE TAX CONSEQUENCES OF INVESTING IN THE FUND

You may be taxed in two ways:
 .  On Fund distributions (capital gains and dividends)
 .  On any profit you make when you sell any or all of your shares.

Fund Distributions
A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Fund distributes two types of taxable income to you:

 . Dividends. The Funds pay a yearly dividend from the dividends, interest and other income on the securities in which they invest. The frequency of dividends for the Evergreen International and Global Growth Funds is listed under the Fund's Investment Strategy section in the summary of each Fund previously presented.

 . Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. Evergreen International and Global Growth Funds generally distribute capital gains at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers, on sales made after January 1, 1998).

Dividend and Capital Gain Reinvestment
Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares.


16    INTERNATIONAL AND GLOBAL GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We will send you a statement each January with the federal tax status of dividends and distributions paid by each Fund during the previous calendar year.

Profits You Realize When You Redeem Shares
When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan or occurred in a money market fund. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gains or losses you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting
Evergreen Service Company provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Funds.

Retirement Plans
You may invest in each Fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEP) IRAs, 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your broker-dealer. To determine if a particular retirement plan may be appropriate for you, consult your tax advisor.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

Other Expenses
Other expenses include miscellaneous fees from outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's price is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: 1) your total return in the Fund is reduced in direct proportion to the fees; 2) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.0%; and 3) a Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.


                                     INTERNATIONAL AND GLOBAL GROWTH FUNDS    17

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one Class Y share of the Funds -- how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for Global Opportunities Fund, International Growth Fund and Latin America have been derived from financial information audited by


EMERGING MARKETS GROWTH FUND                 CLASS Y

                                                              Year Ended October 31,
                                             ----------------------------------------------------         Year Ended
                                                1998#         1997#         1996#        1995(b)      December 31,
1994 (a)
---------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of year            $    10.04    $     8.48    $     7.92    $     8.17          $
10.00
                                             ==========    ==========    ==========    ==========
  ==========
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income                              0.16          0.03          0.01          0.05                0.01
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains or
  losses on securities and foreign
  currency related transactions                   (1.98)         1.53          0.62         (0.30)              (1.84)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  (1.82)         1.56          0.63         (0.25)
(1.83)
---------------------------------------------------------------------------------------------------------------------------
Less distributions from
---------------------------------------------------------------------------------------------------------------------------
Net investment income                             (0.01)            0         (0.07)            0                   0
---------------------------------------------------------------------------------------------------------------------------
Net realized gain on securities and
  foreign currency related transactions           (0.25)            0             0             0                   0
---------------------------------------------------------------------------------------------------------------------------
Total distributions                               (0.26)            0         (0.07)            0                   0
---------------------------------------------------------------------------------------------------------------------------
Net asset value end of year                  $     7.96    $    10.04    $     8.48    $     7.92          $
8.17
                                             ==========    ==========    ==========    ==========
  ==========
---------------------------------------------------------------------------------------------------------------------------
Total return                                     (18.63%)       18.40%         7.90%        (3.10%)
(18.30%)
---------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data
---------------------------------------------------------------------------------------------------------------------------
Net assets end of year (thousands)           $   48,953    $   61,142    $   28,959    $    9,355          $
 5,878
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Total expenses                                   1.78%         1.50%         1.50%         1.48%+
1.53%+
---------------------------------------------------------------------------------------------------------------------------
  Net investment income                            1.71%         0.25%         0.11%         0.94%+
0.43%+
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             380%          157%          107%           65%
17%
---------------------------------------------------------------------------------------------------------------------------

+   Annualized.
# Net investment income is based on average shares outstanding during the period.
(a) For the period from September 6, 1994 (commencement of operations) to December 31, 1994.
(b) For the ten-month period ended October 31, 1995. The Fund changed its year end from December 31 to October 31, effective October 31, 1995.


18   INTERNATIONAL AND GLOBAL GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------


KPMG Peat Marwick LLP, the Funds' independent auditors. The tables for Emerging Markets Growth Fund and Global Leaders Fund have been derived from financial information audited by PricewaterhouseCoopers LLP, the Funds' independent accountants. For a more complete picture of the Funds' financials, please see the Funds' Annual Report as well as the Statement of Additional Information.

--------------------------------------------------------------------------------

GLOBAL LEADERS FUND                       CLASS Y

                                                  Year Ended October 31,
                                          ----------------------------------
                                            1998#        1997#        1996#
--------------------------------------------------------------------------------
Net asset value beginning of year         $  13.71     $  11.91     $  10.00
                                          ========     ========     ========
--------------------------------------------------------------------------------
Income from investment operations
Net investment income                        (0.01)        0.03         0.07
--------------------------------------------------------------------------------
Net realized and unrealized gains or
  losses on securities and foreign
  currency related transactions               1.41         1.78         1.88
                                          --------     --------     --------
--------------------------------------------------------------------------------
Total from investment operations              1.40         1.81         1.95
                                          --------     --------     --------
--------------------------------------------------------------------------------
Less distributions from
--------------------------------------------------------------------------------
Net investment income                            0            0        (0.04)
--------------------------------------------------------------------------------
Net realized gain on securities and
  foreign currency related transactions      (0.06)       (0.01)           0
                                          --------     --------     --------
--------------------------------------------------------------------------------
Total distributions                          (0.06)       (0.01)       (0.04)
                                          --------     --------     --------
--------------------------------------------------------------------------------
Net asset value end of year               $  15.05     $  13.71     $  11.91
                                          ========     ========     ========
--------------------------------------------------------------------------------
Total return                                 10.23%       15.22%       19.60%
--------------------------------------------------------------------------------
Ratios/supplemental data
--------------------------------------------------------------------------------
Net assets end of year (thousands)        $ 41,873     $ 35,461     $ 18,607
--------------------------------------------------------------------------------
Ratios to average net assets:
  Total expenses                              1.61%        1.64%        1.47%+
--------------------------------------------------------------------------------
  Net investment income                      (0.09%)       0.23%        0.62%+
--------------------------------------------------------------------------------
Portfolio turnover rate                         16%          29%          20%
--------------------------------------------------------------------------------

+  Annualized.
# Net investment income is based on average shares outstanding during the period.


                                      INTERNATIONAL AND GLOBAL GROWTH FUNDS   19

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL OPPORTUNITIES FUND               CLASS Y

                                        Year Ended October 31,
                                        ----------------------    Period ended
                                           1998#      1997(a)  September 30, 1997(b)
---------------------------------------------------------------------------------
Net asset value beginning of year        $ 23.90     $ 25.24           $ 23.05
                                         =======     =======           =======
---------------------------------------------------------------------------------
Income from investment operations
Net investment income                       0.09           0             (0.28)
---------------------------------------------------------------------------------
Net realized and unrealized gains or
  losses on securities and foreign
  currency related transactions            (2.88)      (1.34)             2.47
                                         -------     -------           -------
---------------------------------------------------------------------------------
Total from investment operations           (2.79)      (1.34)             2.19
                                         -------     -------           -------
---------------------------------------------------------------------------------
Less distributions from
---------------------------------------------------------------------------------
Net realized gain on securities and
  foreign currency related transactions    (1.53)          0                 0
                                         -------     -------           -------
---------------------------------------------------------------------------------
Total distributions                        (1.53)          0                 0
                                         -------     -------           -------
---------------------------------------------------------------------------------
Net asset value end of year              $ 19.58     $ 23.90           $ 25.24
                                         =======     =======           =======
---------------------------------------------------------------------------------
Total return                              (12.45%)     (5.31%)            9.50%
---------------------------------------------------------------------------------
Ratios/supplemental data
---------------------------------------------------------------------------------
Net assets end of year (thousands)       $    31     $     0           $     0
---------------------------------------------------------------------------------
Ratios to average net assets:
   Total expenses                           1.49%       1.62%+            1.42%+
---------------------------------------------------------------------------------
   Net investment income                    0.17%      (1.62%)+          (1.22%)+
---------------------------------------------------------------------------------
Portfolio turnover rate                      127%          7%               72%
---------------------------------------------------------------------------------

+   Annualized.
# Net investment income is based on average shares outstanding during the period.
(a) For the one-month period ended October 31, 1997. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 1997.
(b) For the period from January 13, 1997 (commencement of class operations) to September 30, 1997.

--------------------------------------------------------------------------------

INTERNATIONAL GROWTH FUND                                      CLASS Y

                                                               Period ended
                                                           October 31, 1998 (a)#
-------------------------------------------------------------------------------
Net asset value beginning of period                            $    7.73
                                                               =========
-------------------------------------------------------------------------------
Income from investment operations
Net investment income                                               0.07
-------------------------------------------------------------------------------
Net realized and unrealized gains or losses on securities
  and foreign currency related transactions                        (0.35)
                                                               ---------
-------------------------------------------------------------------------------
Total from investment operations                                   (0.28)
                                                               ---------
-------------------------------------------------------------------------------
Less distributions from
-------------------------------------------------------------------------------
Net realized gains on securities and
  foreign currency related transactions                             0.00
                                                               ---------
-------------------------------------------------------------------------------
Total distributions                                                 0.00
                                                               ---------
-------------------------------------------------------------------------------
Net asset value end of period                                  $    7.45
                                                               =========
-------------------------------------------------------------------------------
Total return                                                       (3.62%)
-------------------------------------------------------------------------------
Ratios/supplemental data
-------------------------------------------------------------------------------
Net assets end of period (thousands)                           $ 428,188
-------------------------------------------------------------------------------
Ratios to average net assets:
  Total expenses                                                    1.18%+
-------------------------------------------------------------------------------
  Net investment income                                             1.13%+
-------------------------------------------------------------------------------
Portfolio turnover rate                                              155%
-------------------------------------------------------------------------------

+   Annualized.
# Net investment income is based on average shares outstanding during the period.
(a) For the period from March 9, 1998 (commencement of class operations) to October 31, 1998.


20   INTERNATIONAL AND GLOBAL GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

LATIN AMERICA FUND                                               CLASS Y

                                                                Period ended
                                                           October 31, 1998 (a)#
-------------------------------------------------------------------------------
Net asset value beginning of period                              $ 10.94
                                                                 =======
--------------------------------------------------------------------------------
Income from investment operations
Net investment income                                               0.07
--------------------------------------------------------------------------------
Net realized and unrealized gains or losses on securities
  and foreign currency related transactions                        (3.43)
                                                                 -------
--------------------------------------------------------------------------------
Total from investment operations                                   (3.36)
                                                                 -------
--------------------------------------------------------------------------------
Less distributions from
Net investment income                                               0.00
--------------------------------------------------------------------------------
Net realized gain on securities and
  foreign currency related transactions                             0.00
--------------------------------------------------------------------------------
Total distributions                                                 0.00
                                                                 -------
--------------------------------------------------------------------------------
Net asset value end of period                                    $  7.58
                                                                 =======
--------------------------------------------------------------------------------
Total return                                                      (30.71%)
--------------------------------------------------------------------------------
Ratios/supplemental data
--------------------------------------------------------------------------------
Net assets end of period (thousands)                                 $28
--------------------------------------------------------------------------------
Ratios to average net assets:
  Total expenses                                                    1.49%+
--------------------------------------------------------------------------------
  Net investment income                                             1.33%+
--------------------------------------------------------------------------------
Portfolio turnover rate                                              197%
--------------------------------------------------------------------------------

#   Net investment income is based on average shares outstanding during the period.
(a) For the period from March 30, 1998 (commencement of class operations) to October 31, 1998.
+   Annualized.


                                      INTERNATIONAL AND GLOBAL GROWTH FUNDS   21

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------



OTHER FUND PRACTICES

The Funds may invest in futures and options. The Funds may also engage in short sales. Such practices are used to hedge a Fund's portfolio to protect against changes in interest rates and to adjust the portfolio's duration. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

The Funds invest in foreign securities, which may include foreign currencies transactions. As a result, the value of the Funds' shares will be affected by changes in exchange rates. To manage this risk, the Funds may enter into currency futures contracts and forward currency exchange contracts. Although, the Funds use these contracts to hedge the U.S. dollar value of a security they already own, the Fund could lose money if they fail to predict accurately the future exchange rates. The Funds may engage in hedging and cross hedging with respect to foreign currencies to protect themselves against a possible decline in the value of another foreign currency in which certain of the Funds' investments are dominated. A cross hedge cannot protect against exchange rate risks perfectly, and if a Fund is incorrect in its judgement of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

In addition, the Funds may borrow money and lend their securities. Borrowing is a form of leverage that may magnify a Fund's gain or loss. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

The Funds generally do not take portfolio turnover into account in making investment decisions. This means the Funds could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Funds and their shareholders. It may also result in the Funds realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.


22   INTERNATIONAL AND GLOBAL GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                                     Notes



                                      INTERNATIONAL AND GLOBAL GROWTH FUNDS   23

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                                Evergreen Funds



Money Market

Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund

Tax Exempt

Short-Intermediate Municipal Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
California Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
Massachusetts Municipal Bond Fund
Missouri Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income

Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Government Securities Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced

American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income

Utility Fund
Income and Growth Fund
Fund for Total Return
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Equity Income Fund

Domestic Growth

Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund
Micro Cap Fund
Tax Strategic Equity Fund
Masters Fund

Global International

Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line

800.346.3858

Investor Services

800.343.2898


24   INTERNATIONAL AND GLOBAL GROWTH FUNDS

--------------------------------------------------------------------------------
                             QUICK REFERENCE GUIDE
--------------------------------------------------------------------------------




1 Evergreen Express Line
    Call 1-800-346-3858
    24 hours a day to
    . check your account
    . order a statement
    . get a Fund's current price, yield and total return
    . buy, redeem or exchange Fund shares

2 Non-retirement account holders
    Call 1-800-343-2898
    Monday through Friday, 8 a.m. to 6 p.m. Eastern time to . buy, redeem or exchange shares
    . order applications
    . get assistance with your account

3 Information Line for Hearing and Speech Impaired (TTY/TDD)
    Call 1-800-343-2888
    Monday through Friday, 8 a.m. to 6 p.m. Eastern time

4 Write us a letter
    Evergreen Service Company
    P.O. Box 2121
    Boston, MA  02106-2121
    . to buy, redeem or exchange shares
    . to change the registration on your account
    . for general correspondence

5 For express, registered, certified mail:
    Evergreen Service Company
    200 Berkeley Street
    Boston, MA  02116-5039

6 Contact us on-line:
    www.evergreen-funds.com

7 Regular communications you will receive:

    Account Statements -- You will receive quarterly statements for each Fund you invest in.

    Confirmation Notices -- We send a confirmation of any transaction you make within five days of the transaction.

    Annual and Semiannual reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

    Tax Forms -- Each January you will receive any Fund tax information you need to include in your tax returns as well as the Evergreen Tax Information Guide.

    Evergreen Events -- You will receive a periodic newsletter published exclusively for Evergreen shareholders.

For More Information About the Evergreen
International and Global Growth Funds, Ask for:

The Funds' most recent Annual or Semi-Annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's holdings as of a specific date, as well as commentary from the Fund's manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment representative. We will mail material within three business days.

Information about these Funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov, or, for a duplication fee, by writing the SEC Public Reference Section, Washington DC 20549-6009. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information, call the Commission at 1-800-SEC-0330.

                          Evergreen Distributor, Inc.
                               125 W. 55th Street
                            New York, New York 10019


                                                                   (811-08553)
47378                                                              536121  RV5


                                                                   BULK RATE
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                 PERMIT NO. 19
                                                                   HUDSON, MA

[LOGO OF EVERGREEN FUNDS APPEARS HERE]

201 South College St.
Charlotte, NC 28288

        EVERGREEN INTERNATIONAL TRUST

200 Berkeley Street
Boston, Massachusetts 02116
(800) 633-2700


        EVERGREEN INTERNATIONAL TRUST

200 Berkeley Street
Boston, Massachusetts 02116
(800) 633-2700

                        EVERGREEN INTERNATIONAL TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

INTERNATIONAL AND GLOBAL GROWTH FUNDS

STATEMENT OF ADDITIONAL INFORMATION

March 1, 1999





Evergreen Emerging Markets Fund ("Emerging Markets") Evergreen Global Leaders Fund ("Global Leaders") Evergreen Global Opportunities Fund ("Global
Opportunities") Evergreen International Growth Fund ("International Growth") Evergreen Latin America Fund ("Latin America") Evergreen Precious Metals Fund ("Precious Metals")

(Each a "Fund"; together, the "Funds")


Each Fund is a series of Evergreen International Trust  (the "Trust").


This Statement of Additional Information ("SAI") pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectuses dated March 1, 1999 for the Fund in which you are interested. The Funds are offered through two separate prospectuses: one offering Class A, Class B and Class C shares of each Fund and one offering only Class Y shares of each Fund (except Precious Metals). You may obtain either of these prospectuses without charge by calling (800) 343-2898.

Certain information may be incorporated by reference to the Funds' Annual Report dated October 31, 1998. You may obtain a copy of the Annual Report without charge by calling (800) 343-2898.

25037



TABLE OF CONTENTS

[page #s will be added to final version]
PART 1

TRUST HISTORY
INVESTMENT POLICIES
OTHER SECURITIES AND PRACTICES
PRINCIPAL HOLDERS OF FUND SHARES
EXPENSES
PERFORMANCE
COMPUTATION OF CLASS A OFFERING PRICE
SERVICE PROVIDERS
FINANCIAL STATEMENTS

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES
PURCHASE, REDEMPTION AND PRICING OF SHARES
SALES CHARGE WAIVERS AND REDUCTIONS
PERFORMANCE CALCULATIONS
PRINCIPAL UNDERWRITER
DISTRIBUTION EXPENSES UNDER RULE 12b-1
TAX INFORMATION
BROKERAGE
ORGANIZATION
INVESTMENT ADVISORY AGREEMENT
MANAGEMENT OF THE TRUST
CORPORATE AND MUNICIPAL BOND RATINGS
ADDITIONAL INFORMATION






PART 1

        TRUST HISTORY

The Evergreen International Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.

        INVESTMENT POLICIES

        Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the"1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

1.  Diversification

Each  Fund  may  not  make  any  investment  that  is   inconsistent   with  its
classification as a diversified investment company under the 1940 Act.

Further Explanation of Diversification Policy:

To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

2.  Concentration

Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S.
government or its agencies or instrumentalities).

Further Explanation of Concentration Policy:.

Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).





3.  Issuing Senior Securities

Except as permitted under the 1940 Act, each Fund may not issue senior securities.

4.  Borrowing

Each Fund may not borrow money, except to the extent permitted by applicable law.

Further Explanation of Borrowing Policy:

Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

5.   Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities. 6. Real Estate

Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

7.   Commodities

Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

8.  Lending

Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

Further Explanation of Lending Policy:

To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.


When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.


OTHER SECURITIES AND PRACTICES

For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see the following sections under "Additional Information on Securities and Investment Practices" in Part 2 of this SAI:

Defensive Investments
U.S. Government Securities
When-Issued, Delayed-Delivery and Forward Commitment Transactions
Repurchase Agreements
Reverse Repurchase Agreements
Securities Lending
Options
Futures Transactions

Foreign Securities
Foreign Currency Transactions
Illiquid and Restricted Securities
Investment in Other Investment Companies
Short Sales
Brady Bonds

        PRINCIPAL HOLDERS OF FUND SHARES

        As of January 31, 1999, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of January 31, 1999.




Emerging Markets  - Class A

Charles Schwab & Co., Inc.
FBO Marilyn Izdebski
David Isaac JT Ten
101 Montgomery Street
San Francisco, CA 94104


30.51%

Datalynx #113
P.O. Box 173736
Denver, CO 80217


7.12%


Emerging Markets-Class B

MLPF&S for the Sole Benefit of Its Customers
Attn: Fund Administration  #97H45
4800 Deer Lake Drive E 2nd Floor
Jacksonville, FL 32246-6484

7.89%

Carol A. Bierbrauer
3791 Village Ct.
Saint Paul, MN 55125-9365

5.17%

Emerging Markets-Class C

State Street Bank & Trust Co., Custodian
IRA FBO
William B. Read
100 Christwood Blvd., Apt 225
Covington, LA 70433-4603

10.53%

Paine Webber for the Benefit of
James W. Johnston
c/o Stonemarker Enterprises
380 Knollwood Street
Suite 570
Winston Salem, NC 27103

9.17%

Salomon Smith Barney, Inc.
00148605930
333 West 34th Street - 3rd Floor New York, NY 10001

7.97%

Salomon Smith Barney, Inc.
00148615631
333 West 34th Street - 3rd Floor New York, NY 10001 5.24%

Donaldson Lufkin Jenrette
Securities Corporation, Inc.
P.O. Box 2052
Jersey City, NJ 07303

5.12%

NFSC FEBO # X86-056685 Key Leslie Nuttall Elizabeth Duzan Nuttall 26067 SE 26th Ct. Issaquah, WA 98029-7960
5.01%

MLPF &S for the Sole Benefit of
Its Customers
Attn:  Fund Administration #97H44
4800 Deer Lake Drive E 2nd Floor
Jacksonville, FL 32246-6484
5.01%







Emerging Markets  - Class Y

First Union National Bank
Trust Accounts
Attn: Ginny Batten
11th Floor   CMG-1151
301 S. Tyron Street
Charlotte, NC 28202


73.15%

First Union National Bank
Trust Accounts
Attn: Ginny Batten
11th Floor   CMG-1151
301 S. Tyron St.
Charlotte, NC 28202


26.00%

Global Leaders-Class A

None



Global Leaders-Class B

None



Global Leaders-Class C

MLPF&S for the Sole Benefit of Its Customers
Attn: Fund Administration  97KT1
4800 Deer Lake Drive E 2nd Floor
Jacksonville, FL 32246-6484

14.21%

Global Leaders- Class Y

First Union National Bank/EB/INT
Cash Account
Attn: Trust Operations Fund Group
401 S. Tyron St. 3rd Fl - CMG 1151
Charlotte, NC 28202-1911


56.55%

First Union National Bank/EB/INT
Reinvest Account
Attn: Trust Operations Fund Group
401 S. Tyron St. 3rd Fl - CMG 1151
Charlotte, NC 28202-1191


13.59%




Global Opportunities- Class A

ROFE & Co.
c/o State Street Bank and Trust Co.
For Sub Account
Kokusai Securities Co. Ltd.
P.O. Box 5061
Boston, MA  02206


21.48%

MLPF&S For The Sole Benefit of Its Customers
Attn:  Fund Administration  #977T1
4800 Deer Lake Dr E 2nd Floor
Jacksonville FL  32246-6484

14.61%

Global Opportunities Class B

MLPF&S for the Sole Benefit of Its Customers
Attn: Fund Administration #97A14
4800 Deer Lake Drive E 2nd Floor
Jacksonville, FL 32246-6484

22.87%

Global Opportunities Class C

MLPF&S for the Sole Benefit of Its Customers
Attn: Fund Administration #97A15
4800 Deer Lake Drive e 2nd Floor
Jacksonville, FL 32246-6484

43.71%

Global Opportunities Class Y

Pembroke Limited
Craigmuir Chambers
P.O. Box 71
Road Town Tortola
British Virgin Islands

93.59%



International Growth- Class A
None



International Growth- Class B

MLPF&S for the Sole Benefit of Its Customers
Attn: Fund Administration #98304
4800 Deer Lake Drive E 2nd Floor
Jacksonville, FL 32246-6484

16.10%

Union Bank of California Ttee
Oregon Laborers DB Pension
TR  #30168611 U/A/D  04/01/1996
P.O. Box 109
San Diego, CA 92112-4103

5.84%

International Growth- Class C

MLPF&S for the Sole Benefit of Its Customers
Attn:  Fund Administration #97TW4
4800 Deer Lake Dr., E 2nd Floor
Jacksonville, FL 32246-6484

5.97%

International Growth- Class Y

First Union National Bank
Trust Accounts
Attn:  Ginny Batten
301 S. Tryon St  11th FL  CMG-1151
Charlotte, NC  28202-1910

62.60%

First Union National Bank
Trust Accounts
Attn:  Ginny Batten
301 S. Tryon St  11th FL  CMG-1151
Charlotte, NC  28202-1910

37.08%



Latin America- Class A

MLPF&S for the Sole Benefit of Its Customers
Attn: Fund Administration #97CJ7
4800 Deer Lake Drive E 2nd Floor
Jacksonville, FL 32246-6484

27.41%

Latin America- Class B

MLPF&S for the Sole Benefit of Its Customers
Attn: Fund Administration #97CJ8
4800 Deer Lake Drive E 2nd Floor
Jacksonville, FL 32246-6484

35.41%

Latin America- Class C

MLPF&S for the Sole Benefit of Its Customers
Attn: Fund Administration #97CJ9
4800 Deer Lake Drive E 2nd Floor
Jacksonville, FL 32246-6484

40.31%

Latin America- Class Y

First Union National Bank
Trust Accounts
Attn:  Ginny Batten
301 S. Tryon St  11th FL  CMG-1151
Charlotte, NC  28202-1910

45.49%

First Union National Bank
Trust Accounts
Attn:  Ginny Batten
301 S. Tryon St  11th FL  CMG-1151
Charlotte, NC  28202-1910

16.05%

State Street Band And Trust Co
Cust IRA FBO
Martha M. Monahan
326 Brimhall Street
Saint Paul, MN  55105-2430

15.46%

Joe N. Canant
802 So Pioneer
Abilene, TX  79605

10.97%



Precious Metals- Class A

MLPF&S for the Sole Benefit of Its Customers
Attn: Fund Administration #97TW8
4800 Deer Lake Drive E 2nd Floor
Jacksonville, FL 32246-6484

5.84%

Precious Metals- Class B

MLPF&S for the Sole Benefit of Its Customers
Attn: Fund Administration #97227
4800 Deer Lake Drive E 2nd Floor
Jacksonville, FL 32246-6484

19.78%

Precious Metals- Class C

State Street Bank And Trust Co.
Cust Rollover IRA FBO
Paul K. Kugler
92 North Grove
East Aurora, NY 14052-1747

34.13%

J C Bradford & Co. Cust FBO Evans Tool & Die Inc. P/S TST 330 Commerce Street Nashville, TN 37201-1809

27.49%

MLPF&S for the Sole Benefit of Its Customers
Attn: Fund Administration  #97TW9
4800 Deer Lake Drive  E 2nd Floor
Jacksonville, FL 32246

10.88%

State Street Bank And Trust Co Cust
Rollover IRA FBO
Sandra K. Rosenberg
1558 Park Circle
Mendota Heights, MN  55118

8.66%

Paul Kugler
92 North Grove Street
East Aurora, NY 14052-1747

8.05%


EXPENSES


Advisory Fees

 Each Fund has its own investment advisor. For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.
 Evergreen Asset Management Corp. ("EAMC") is the investment advisor to Global Leaders. Lieber & Company acts as sub-advisor to the Fund, and is reimbursed by EAMC for the costs of providing sub-advisory services. EAMC is entitled to receive from the Fund an annual fee of 0.95% based on the Fund's average daily net assets.

Evergreen Investment Management ("EIM"), formerly the Capital Management Group of First Union National Bank, is the investment advisor to Emerging Markets. EIM is entitled to receive Emerging Markets an annual fee equal based on the Fund's average daily net assets as follows:


Average Daily Net Assets

Fee

first $100 million

1.50%

next $100 million

1.45%

next $100 million

1.40%

over  $300 million

1.35%

Evergreen Investment Management Company ("EIMC"), formerly Keystone Investment Management Company, is the sub-advisor to Emerging Markets. EIMC is entitled to receive from EIM an annual fee based on the Fund's average daily net assets, as follows:



Average Daily Net Assets

Fee

first $100 million

1.00%

next $100 million

0.95%

next $100 million

0.90%

over  $300 million

0.85%


        EIMC is also the investment advisor to Global Opportunities, International Growth, Latin America and Precious Metals. EIMC is entitled to receive from each of these Funds an annual fee based on the Fund's average daily net assets, as follows:



Latin America & International Growth




                        Average Daily Net Assets

          Fee

first $200 million

0.75%

next $200 million

0.65%

next $200 million

0.55%

over $600 million

0.45%




Global Opportunities




                        Average Daily Net Assets

          Fee

first $200 million

1.00%

next $200 million

0.95%

next $200 million

0.85%

over $600 million

0.75%



Precious Metals



                        Average Daily Net Assets

          Fee

first $100 million

0.70%

next $100 million

0.625%

over $200 million

0.50%


Harbor Capital Management Company, Inc., 125 High Street, Boston, Massachusetts 02110, is the Consultant to Precious Metals and receives from EIMC an annual fee equal to 0.10% of the Fund's average daily net assets.

Advisory Fees Paid

Below are the advisory fees paid by each Fund for the last three fiscal periods.


Fund/Fiscal Year or Period

Advisory Fee

Waiver

Year Ended  10/31/98

Emerging Markets

$1,052,662

$119,348

Global Leaders

$2,726,675

$0

Global Opportunities

$2,851,287

$0

International Growth

$1,698,718

$0

Latin America

$580,017

$0

Precious Metals

$834,351

$0



Fund/Fiscal Year or Period

Advisory Fee

Waiver

Emerging Markets (Year ended 10/31/97)
$703,822
$240,240

Global Leaders (Year ended 10/31/97)
$1,398,605
$113.024


Global Opportunities (Year ended 9/30/97)
$5,048,808
$0

Global Opportunities (One month ended 10/30/97)
$325,228
$0

International Growth (Year ended 10/31/97)
$1,194,384
 $0

Latin America (Year ended 10/31/97)

$869,691

$0

Precious Metals (Eight months ended 10/31/97)
$678,437
$0



Precious Metals (Year ended 2/28/97
$1,322,411
$0
Year or Period Ended 1996

Emerging Markets (Year ended 10/31/96)
$342,379
$326,122

Global Leaders (Four months ended 10/31/96)
$199,941
$138,323

Global Opportunities (Year ended 9/30/96)
$5,668,408
$0

International Growth (Year ended 10/31/96)
$1,076,770
$0
Latin America (Year ended 10/31/96)
$831,618
$0
Precious Metals (Year ended 10/31/96)
$1,354,605
$0


Brokerage Commissions

Below are the brokerage commissions paid by each Fund and brokerage commissions paid by the applicable Funds to Lieber & Company for the last three fiscal periods. For more information regarding brokerage commissions, see "Brokerage" in Part 2 of this SAI.





Total Paid to
All Brokers

Total Paid to Lieber
Fiscal Year ended 10/31/98



Emerging Markets

$0

$0

Global Leaders

$295,617

$134,741

Global Opportunities

$0

$0



International Growth

$0

$0

Latin America
$0
$0


Precious Metals
$0
$0

Year or Period Ended 1997





Emerging Markets (10/31/97)
$485,985
$0

Global Leaders (10/31/97)
$476,427
$119,963

Global Opportunities (One month ended
10/31/97)
$125,714
$0
Global Opportunities (Year ended 9/30/97)
$2,093,221
$0

International Growth  (10/31/97)
$944,391
$0

Latin America (10/31/97)

$680,662
$0

Precious Metals (Eight months ended 10/31/97)
$172,276
$0

Precious Metals (2/28/97)

$477,545
$0

Year or Period Ended 1996

Emerging Markets (10/31/96)
$242,847
$0

Global Leaders (Four months ended 10/31/96)
$203,040
$54,074

Global Opportunities (One month ended 9/30/96)
$1,809,181
$0

International Growth  (10/31/96)
$749,530
$0

Latin America (10/31/96
$1,083,046
$0

Precious Metals ( Year ended 2/29/96)

$438,893
$0





Percentage of Brokerage Commissions Paid to Lieber & Co.
The table below shows, for the fiscal year or period ended October 31, 1998, (1) the percentage of aggregate brokerage commissions paid by Global Leaders to Lieber & Company; and (2) the percentage of the applicable Fund's aggregate dollar amount of commissionable transactions effected through Lieber & Company. For more information, see "Selection of Brokers" under "Brokerage" in Part 2 of this SAI.


Fund

Percentage of
Commissions to
Lieber & Company

Percentage of
Commissionable
Transactions through
Lieber & Company/
EIMC

Global Leaders

45.6%

59.5%

Underwriting Commissions

Below are the underwriting commissions paid by each Fund and the amounts retained by the principal underwriter for the last three fiscal periods. For more information, see "Principal Underwriter" in Part 2 of this SAI.


Fund/Fiscal Year or Period

Total
Underwriting
Commissions

Underwriting
Commissions
Retained

Year Ended 10/31/98

Emerging Markets

$54,089

$1,688

Global Leaders

$1,865,837

$17,365

Global Opportunities

$204,540

$1,290

International Growth

$1,003,080

$910

Latin America


$114,282

$3,958

Precious Metals

$382,097

$460

Year or Period Ended 1997

Emerging Markets (Year ended 10/31/97)

$72,733

$16,463

Global Leaders (Year ended 10/31/97)

$3,877,434

$188,288
Global Opportunities (Year ended 9/30/97)
$774,233
$23,841

Global Opportunities (One month ended
10/30/97)

$206,755
$17,298

International Growth (Year ended 10/31/97)

$645,122

$0

Latin America (Year ended 10/31/97)

$324,470

$29,070

Precious Metals (Eight months ended 10/31/97)

$666,842

$0

Precious Metals (Year ended 2/28/97)

$2,088,4781

$1,058,137
Year or Period Ended 1996



Emerging Markets (Year ended 10/31/96)

$12,924

$1,307

Global Leaders (Four months ended 10/31/96)

$221,285

$23,449

Global Opportunities (Year ended 9/30/96)

$6,424,039

$0

International Growth (Year ended 10/31/96)

$1,382,238

$442,507

Latin America (Year ended 10/31/96)

$1,172,200

$1,020,432

Precious Metals (Year ended 10/31/96)

$1,979,775

$775,218

12b-1 Fees

Below are the 12b-1 fees paid by each Fund for the fiscal year or period ended October 31, 1998. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.



     Fund

Class A

Class B

Class C


Distribution
Fees

Service Fees

Distribution
Fees

Service Fees

Distribution
Fees

Service
Fees

Emerging Markets
$0
$13,066
$29,386
$9,795
$5,786
$1,928

Global Leaders
$0
$215,079
$1,172,321
$390,774
$24,357
$8,119

Global
Opportunities
$0
$195,706
$1,324,015
$441,377
$260,392
$86,797

International
Growth
$0
$206,478
$548,975
$182,991
$8,670
$2,890

Latin America

$0
$28,095
$435,190
$145,918
$60,243
$20,081

Precious Metals
$0
$175,596
$325,364
$108,454
$2,782
$927




Trustee Compensation

          Listed below is the Trustee compensation paid by the Trust individually and by the Trust and the eight other trusts in the Evergreen Fund Complex for the twelve months ended October 31, 1998. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.


Trustee



Aggregate
Compensation from
Trust

Total Compensation
from Trust and Fund
Complex Paid to
Trustees**

Laurence B. Ashkin
$2,284
$74,004

Charles A. Austin, III
$2,200
$67,504

K. Dun Gifford
$2,140
$65,422

James S. Howell
$2,984
$99,343

Leroy Keith Jr.
$2,140
$65,422

Gerald M. McDonnell
$2,454
$78,504

Thomas L. McVerry
$2,728
$88,081

William Walt Pettit
$2,292
$71,422

David M. Richardson
$2,122
$64,797

Russell A. Salton, III
$2,465
$80,520

Michael S. Scofield
$2,465
$81,019

Richard J. Shima
$2,258
$70,539

Robert J. Jeffries*
$774
$29,778

Foster Bam*
$1,408
$41,020

*Former Trustee; retired as of December 31, 1997.
**Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended October 31, 1998. The amounts listed below will be payable in later years to the respective Trustees:


Austin          $  9,200
Howell          $81,119
McDonnell       $78,504
McVerry         $88,081
Pettit          $71,422
Salton          $80,520
Scofield                $11,740


PERFORMANCE

Total Return

Below are the annual total returns for each class of shares of the Funds (including applicable sales charges) as of October 31, 1998. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.


Fund/Class

One Year

Five Years

Ten Years or
Since Inception

Inception Date

Emerging Markets

Class A
-22.74%
N/A
5.91%


9/6/94

Class B
-23.80%
N/A
-5.99%

9/6/94

Class C
-20.78%
N/A
-5.57%

9/6/94

Class Y
-18.63%
N/A
-4.56%

9/6/94

Global Leaders (1)




6/3/96

Class A
4.60%
N/A
12.85%

6/3/96

Class B
4.19%
N/A
13.28%

6/3/96

Class C
8.05%
N/A
13.97%

6/3/96

Class Y
10.23%
N/A
14.95%

11/1/95

Global Opportunities (2)




2/1/93

Class A
-16.58%
2.70%
9.33%

3/16/88

Class B
-17.11%
2.56%
9.40%

2/1/93

Class C
-13.84%
2.89%
9.42%

2/1/93

Class Y
-12.45%
4.03%
10.03%

1/13/97

International Growth (3)




9/2/94

Class A
4.86%
8.54%
6.58%

1/20/98

Class B
5.05%
8.50%
6.19%

9/6/79

Class C
8.49%
8.79%
6.18%

3/6/98

Class Y
9.83%
9.74%
7.31%

3/9/98
Latin America (4)




Class A
-30.63%
N/A
0.00%
11/1/93
Class B
-30.45%
N/A
0.00%
11/1/93
Class C
-28.42%
N/A
0.24%
11/1/93
Class Y
-26.98%
N/A
1.03%
3/13/98
Precious Metals (5)




Class A -25.79%  -11.27% -1.66%  1/20/98 Class B -26.25%  -11.38% -1.98% 1/30.78
Class C -23.33% -11.06% -1.98% 1/29/98

(1) Historical performance for Global Leaders A, B and C. prior to inception reflect that of Class Y, the original class offered, the inception of which is 11/1/95 and does not reflect 12b-1 fees. If such fees were reflected, returns would have been lower. Returns reflect expense limitations previously in effect, without such returns would have been lower. (2) Historical performance for Global Opportunities Classes B, C, and Y prior to inception reflect that of Class A, the original class offered, the inception of which is 3/16/88 and includes appropriate 12b-1 fees for Class A. If appropriate fees for Classes B and C were reflected, returns would have been lower. For Class Y, if such fees were not reflected, returns would have been higher. (3) Historical performance for International Growth Classes A, C, and Y prior to inception reflect that of Class B, the original class offered, the inception of which is 9/6/79, and have been adjusted for appropriate 12b-1 fees for each class. (4) Historical performance for Latin America Class Y prior to inception reflects that of Class A, the original class offered, the inception of which is 11/1/93 and includes appropriate 12 b-1 fees for Class A. If such fees were not reflected, returns would have been higher. (5) Historical performance for Precious Metals Classes A and C prior to inception reflect that of Class B, the original class offered, the inception of which is 1/31/78, and have been adjusted for appropriate 12b-1 fees for each class.


COMPUTATION OF CLASS A OFFERING PRICE

Class A shares are sold at the NAV plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $100,000 based upon the NAV of each Fund' Class A shares at the end of each Fund' latest fiscal period. For more information, see "Purchase, Redemption and Pricing of Shares."


        Fund

        Date

Net Asset
Value Per
Share

Sales
Charge

Offering
Price Per
Share

Emerging
Markets

10/31/98

$7.90

4.75%

$8.29

Global Leaders

10/31/98

$14.95

4.75%

$15.70

Global
Opportunities

10/31/98

$19.26

4.75%

$20.22

International
Growth

10/31/98

$7.47

4.75%

$7.84

Latin America

10/31/98

$7.56

4.75%

$7.94

Precious Metals

10/31/98

$11.64

4.75%

$12.22




SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. ("EIS") serves as administrator to Emerging Markets and Global Leaders, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee from the Fund based on the total assets of all mutual funds for which EIS serves as administrator and a First Union Corporation subsidiary serves as investment advisor. The fee paid to EIS is calculated in accordance with the following schedule:



Assets

Fee

first $7 billion

0.050%

next $3 billion

0.035%

next $5 billion

0.030%

next $10 billion

0.020%

next $5 billion

0.015%

over $30 billion

0.010%


Transfer Agent

         Evergreen Service Company ("ESC"), a subsidiary of First Union Corporation, is the Fund's transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is P.O. Box 2121, Boston, Massachusetts 02106-2121. The Fund pays ESC annual fees as follows:


Fund Type

Annual Fee
Per Open
Account*

Annual Fee
Per Closed
Account**

Monthly Dividend Funds

$25.50

$9.00

Quarterly Dividend Funds

$24.50

$9.00

Semiannual Dividend Funds

$23.50

$9.00

Annual Dividend Funds

$23.50

$9.00

Money Market Funds

$25.50

$9.00
*For shareholder accounts only. The Fund pays ESC cost plus 15% for broker accounts. **Closed accounts are maintained on the system in order to facilitate historical and tax information

Distributor Evergreen Distributor, Inc. (the "Distributor") markets the Funds through broker-dealers and other financial representatives. Its address is 125
W. 55th Street, New York, NY 10019.
Independent Auditors

KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of Global Opportunities, International Growth, Latin America and Precious Metals.

PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036 audits the financial statements of Emerging Markets and Global Leaders.

Custodian

         State Street Bank and Trust Company is the Funds' custodian. The bank keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is 225 Franklin Street, Boston, Massachusetts 02110.


Legal Counsel

Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.


FINANCIAL STATEMENTS

The audited financial statements and the reports thereon are hereby incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121.



P:ssdocs/public/gen/saimaster.doc
EVERGREEN FUNDS
Statement of Additional Information ("SAI")

PART 2

ADDITIONAL INFORMATION ON SECURITIES
AND INVESTMENT PRACTICES

The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Defensive Investments

The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the advisor, market conditions warrant a temporary defensive investment strategy. Evergreen Fund for Total Return may also invest in debt securities and high grade preferred stocks for defensive purposes when its investment advisor determines a temporary defensive strategy is warranted.

U.S. Government Securities

        The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

        These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

        Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

(i) Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

(ii)    Home Administration;

(iii)   Federal Home Loan Banks;

(iv)    Federal Home Loan Mortgage Corporation;

(v)     Federal National Mortgage Association; and

(vi)    Student Loan Marketing Association.



Securities Issued by the Government National Mortgage Association ("GNMA")

        The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

        Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

        The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

        Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline.
In addition,
these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

        The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

        Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

        The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

        The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

        As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

        When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Options

An option is a right to buy or sell a security for a specified price within a limited time period. The option buyer pays the option seller (known as the "writer") for the right to buy, which is a "call" option, or the right to sell, which is a "put" option. Unless the option is terminated, the option seller must then buy or sell the security at the agreed-upon price when asked to do so by the option buyer.

The Fund may buy or sell put and call options on securities it holds or intends to acquire, and may purchase put and call options for the purpose of offsetting previously written put and call options of the same series. The Fund may also buy and sell options on financial futures contracts. The Fund will use options as a hedge against decreases or increases in the value of securities it holds or intends to acquire.

        The Fund may write only covered options. With regard to a call option, this means that the Fund will own, for the life of the option, the securities subject to the call option. The Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If the Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

Futures Transactions

        The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

        The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

        The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

        The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

        Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

        The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

        The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions

        Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

        A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Foreign Securities

        The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Foreign Currency Transactions

        As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

High Yield, High Risk Bonds

The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by Standard & Poor's Ratings Services ("S&P") or Fitch IBCA, Inc. ("Fitch") or below Baa by Moody's Investors Service, Inc. ("Moody's"), commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

        (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

        (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

        (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

        (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond and the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

        The Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

        The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determine the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

        The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting stocks of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower it value.

Short Sales

A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

        The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal Bonds

The Fund may invest in municipal bonds of any state, territory or possession of the United States ("U.S."), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

        Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues.
Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

        The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

        The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

        The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due.
Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

        From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

Virgin Islands, Guam and Puerto Rico

The Fund may invest in obligations of the governments of the Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the Virgin Islands and Guam or (b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.


Master Demand Notes

The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for commercial paper discussed in this statement of additional information (which limits such investments to commercial paper rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Brady  Bonds

The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Payment-in-kind Securities

The Fund may invest in payment-in-kind ("PIK") securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accredit interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer.
Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Coupon zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

For federal income tax purposes, a purchaser of principal zero coupon bonds or coupon zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and coupon zero coupon bonds representing interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the services were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset- backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset- backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate -of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.




PURCHASE, REDEMPTION AND PRICING OF SHARES

                You may buy shares of the Fund through the Distributor, broker-dealers that have entered into special agreements with the Distributor or certain other financial institutions. The Fund offers up to different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all.

Class A Shares

        With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases.
If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

        No front-end  sales  charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of First Union National Bank ("FUNB") and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC.

Class B Shares

        The Fund offers Class B shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

        REDEMPTION TIME CDSC
RATE

Month of purchase and the first 12-month period following the month of purchase.
 ................................................5.00%
Second 12-month period following the month of
purchase........................4.00%
Third 12-month period following the month of
purchase...........................3.00%
Fourth 12-month period following the month of
purchase.........................3.00%
Fifth 12-month period following the month of
purchase............................2.00%
Sixth 12-month period following the month of
purchase...........................1.00%
Thereafter......................................................................
 ....................0.00%

Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.

Class C Shares

Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Distributor. The Fund offers Class C shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC of 1.00% on shares you redeem within 12-months after the month of your purchase. See "Contingent Deferred Sales Charge" below.

Class Y Shares

        No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by (2) certain institutional investors and (3) investment advisory clients of EIM, EAMC, EIMC, MIC, First International Advisors, Ltd., or their affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

INSTITUTIONAL SHARES, INSTITUTIONAL SERVICE SHARES AND CHARITABLE
SHARES

        Each institutional class of shares is sold without a front-end sales charge or contingent deferred sales charge. Institutional Service shares pay an ongoing service fee. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

        The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Institutional, Institutional Service and Charitable shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to the Distributor or its predecessor.


SALES CHARGE WAIVERS AND REDUCTIONS

        The following information is not applicable to Institutional, Institutional Service and
Charitable shares.

        If you making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen Funds and take advantage of lower sales charges.
These are described below.

Combined Purchases

        You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen Funds. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

        You can reduce your sales charge by adding the value of Class A shares of Evergreen Funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional
$5,000,
the sales charge for the $5,000 purchase would be at the next lower sales charge of
3.75%, rather than 4.75%.

Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans.
Please note,
however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

        You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen Fund during the period will qualify as Letter of Intent purchases.

Waiver of Initial Sales Charges

        The Fund may sell its shares at net asset value without an initial sales charge to:

        1.      purchasers of shares in the amount of $1 million or more;

        2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

        3. institutional investors, which may include bank trust departments and registered investment advisors;

        4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

        5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

        6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

        7. employees of First Union National Bank ("FUNB"), its affiliates, the Distributor, any broker-dealer with whom the Distributor, has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

        8. certain Directors, Trustees, officers and employees of the Evergreen Funds, the Distributor or their affiliates and to the immediate families of such persons; or

        9. a bank or trust company in a single account in the name of such bank or trust company as Trustee if the initial investment in or any Evergreen fund made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

        With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCS

        The Fund does not impose a CDSC when the shares you are redeeming represent:

         1. an increase in the share value above the net cost of such shares;

        2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

        3. shares that are in the accounts of a shareholder who has died or become disabled;

        4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         5. an automatic withdrawal from the ERISA plan of a shareholder who is a least
59 years old;

        6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

        7.      an automatic withdrawal under an Systematic Income Plan of up to
1.0%
per month of your initial account balance;

        8. a withdrawal consisting of loan proceeds to a retirement plan participant;

        9. a financial hardship withdrawal made by a retirement plan participant;

        10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

        11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).



Exchanges

Investors may exchange shares of the Fund for shares of the same class of any other Evergreen fund other that the Evergreen Select Funds. Shares of any class of the Evergreen Select Funds may be exchanged for the same class of shares of any other Evergreen Select Fund. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

        As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.

Calculation of Net Asset Value

        The Fund calculates its net asset value ("NAV") once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days theNew York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr.
Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving
Day and Christmas Day.

        The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

        Current values for the Fund's portfolio securities are determined as follows:

(1) Securities that are traded on an established securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

(2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over- the- counter market are valued at the mean of the bid and asked prices at the time of valuation.

(3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

(4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

(5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.


        PERFORMANCE CALCULATIONS

Total Return

Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:



        P = initial payment of $1,000 T = average total return N = number of years
        ERV = ending redeemable value of the initial $1,000

Yield

Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

  If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:



Where:
a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

  If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

The effective yield is based on a compounding of the current yield, according to the following formula:





Tax Equivalent Yield

If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:



                   The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.


        PRINCIPAL UNDERWRITER

        The Distributor is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with the Distributor with respect to each class of the Fund.
The Distributor is a subsidiary of The BISYS Group, Inc.

        The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

        All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

        The Distributor has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

        The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (I) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

        The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

        From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.


DISTRIBUTION EXPENSES UNDER RULE 12b-1

The Fund bears some of the costs of selling its Class A, Class B, and, when applicable, Class C shares, or Institutional Service shares, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These "12b-1 fees" or "distribution fees" are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus.

Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its, Class A, Class B, and, when applicable, Class C shares, or Institutional Service shares, the Fund may incur expenses for distribution costs up to a maximum annual percentage of the average daily net assets attributable to a class, as follows:


Class A

0.75%*

Class B

1.00%

Class C

1.00%

Institutional Service

0.35%*

*Currently limited to 0.25% or less. See the expense table in the prospectus of the Fund in which you are interested.

Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay distribution or service fees greater than the amounts above.

Amounts paid under the Plans are used to compensate the Distributor pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Class A, Class B and, if applicable, Class C shares. The compensation is based on a maximum annual percentage of the average daily net assets attributable to a class, as follows:


Class A

 0.25%*

Class B

1.00%

Class C

1.00%

*May be lower. See the expense table in the prospectus of the Fund in which you are interested.

The Agreements provide that the Distributor will use the distribution fees received from the Fund for the following purposes:

(1) to compensate broker-dealers or other persons for distributing Fund shares;

(2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

(3) to otherwise promote the sale of Fund shares.

The Agreements also provide that the Distributor may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. The Distributor may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by the Distributor to compensate broker-dealers or other persons for distributing shares of the Fund.

In the event the Fund acquires the assets of another mutual fund, compensation paid to the Distributor under the Agreements may be paid by the Fund's Distributor to the acquired fund's distributor or its predecessor.

Since the Distributor's compensation under the Agreements is not directly tied to the expenses incurred by the Distributor, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to the Distributor. Distribution expenses incurred by the Distributor in one fiscal year that exceed the compensation paid to the Distributor for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

        Distribution fees are accrued daily and paid at least monthly on Class A, Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

        Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

        The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the Securities and Exchange Commission
("SEC")
make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

        Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

        The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C and Institutional Service shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C and Institutional Service shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C and Institutional Service shares.

        In the event that the Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that class or classes, and
(ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such class or classes through deferred sales charges.

        All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (I) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.


        TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

        The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Internal Revenue Code of
1986,
as amended (the "Code"). If the (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (I) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

Unless the Fund is a municipal bond fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

        To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond fund or U.S. Treasury money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a municipal bond fund or U.S. Treasury money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

        From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Municipal Bond Fund Shareholders

The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

Any shareholder of the Fund who may be a "substantial user" (as defined by the Code) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

        Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

        Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

BROKERAGE

Brokerage Commissions

If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's markdown. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

Selection of Brokers

When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

1.      ability to provide the best net financial result to the Fund;
2.      efficiency in handling trades;
3.      ability to trade large blocks of securities;
4.      readiness to handle difficult trades;
5.      financial strength and stability; and
6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

If the Fund is advised by EAMC, Lieber & Company, an affiliate of EAMC and a member of the New York and American Stock Exchanges, will to the extent practicable effect substantially all of the portfolio transactions effected on those exchanges for the
Fund.

Simultaneous Transactions

The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.




ORGANIZATION

Description of Shares

        The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

        Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV"applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

        After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

        The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Banking Laws

The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered, open-end investment companies such as the Trust. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass- Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer, FUNB and its affiliates are subject to, and in compliance with, the aforementioned laws and regulations.

Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Fund by its customers. If FUNB and its affiliates were prevented from continuing to provide for services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve a new investment advisor. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.


                          INVESTMENT ADVISORY AGREEMENT

        On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Masters ) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

        If the Fund is Masters, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

         The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

        The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Managers (Masters only)

Masters' investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. The Fund's current Managers are, EAMC MFS Institutional Advisors, Inc. ("MFS"),
OppenheimerFunds, Inc. ("Oppenheimer") and Putnam Investment Management, Inc. ("Putnam").

The Trust and FUNB have received an order from, the SEC that will permit the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

        The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of First Union Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.

                             MANAGEMENT OF THE TRUST

The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

The Trust has an Executive Committee which consists of the Chairman of the Board, James Howell, and Messrs. Scofield and Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board meetings and acts on routine matters between scheduled Board meetings.

        Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex..


Name                Position        Principal Occupations for Last
                    with Trust      Five Years

Laurence B.         Trustee         Real estate developer and
Ashkin                              construction consultant; and
(DOB: 2/2/28)                       President of Centrum Equities and
                                    Centrum Properties, Inc.

Charles A.          Trustee         Investment Counselor to Appleton
Austin III                          Partners, Inc.; former Director,
(DOB: 10/23/34)                     Executive Vice President and
                                    Treasurer, State Street Research
                                    & Management Company (investment
                                    advice); Director, The Andover
                                    Companies (Insurance); and
                                    Trustee, Arthritis Foundation of
                                    New England

K. Dun Gifford      Trustee         Trustee, Treasurer and Chairman
(DOB: 10/12/38)                     of the Finance Committee, Cam
                                    bridge   College;   Chairman   Emeritus  and
                                    Director,  American  Institute  of Food  and
                                    Wine;   Chairman  and   President,   Oldways
                                    Preservation and Exchange Trust (education);
                                    former Chairman of the Board,  Director, and
                                    Executive Vice President, The London Harness
                                    Company; former Managing Partner,  Roscommon
                                    Capital   Corp.;   former  Chief   Executive
                                    Officer,  Gifford  Gifts of Fine Foods;  and
                                    former   Chairman,   Gifford,   Drescher   &
                                    Associates (environmental consult ing).

James S. Howell     Chairman of     Former Chairman of the
(DOB: 8/13/24)      the Board of    Distribution Foundation for the
                    Trustees        Carolinas; and former Vice
                                    President of Lance Inc. (food
                                    manufacturing).

Leroy Keith,        Trustee         Chairman of the Board and Chief
Jr.                                 Executive Officer, Carson
(DOB: 2/14/39)                      Products Company; Director of
                                    Phoenix Total Return Fund and Equifax, Inc.;
                                    Trustee  of  Phoenix  Series  Fund,  Phoenix
                                    Multi-Portfolio  Fund,  and The  Phoenix Big
                                    Edge  Series  Fund;  and  former  President,
                                    Morehouse College.

Gerald M.           Trustee         Sales Representative with Nucor-
McDonnell                           Yamoto, Inc. (steel producer).
(DOB: 7/14/39)

Thomas L.           Trustee         Former Vice President and
McVerry                             Director of Rexham Corporation
(DOB: 8/2/39)                       (manufacturing); and former
                                    Director of Carolina Cooperative
                                    Federal Credit Union.

William Walt        Trustee         Partner in the law firm of
Pettit                              William Walt Pettit, P.A.
(DOB: 8/26/55)

David M.            Trustee         Vice Chair and former Executive
Richardson                          Vice President, DHR Interna
(DOB: 9/14/41)                      tional, Inc. (executive recruit
                                    ment); former Senior Vice
                                    President, Boyden International
                                    Inc. (executive recruitment); and
                                    Director, Commerce and Industry
                                    Association of New Jersey, 411
                                    International, Inc., and J&M
                                    Cumming Paper Co.

Russell A.          Trustee         Medical Director, U.S. Health
Salton, III MD                      Care/Aetna Health Services;
(DOB: 6/2/47)                       former Managed Health Care
                                    Consultant; and former President,
                                    Primary Physician Care.

Michael S.          Trustee         Attorney, Law Offices of Michael
Scofield                            S. Scofield.
(DOB: 2/20/43)

Richard J.          Trustee         Former Chairman, Environmental
Shima                               Warranty, Inc. (insurance
(DOB: 8/11/39)                      agency); Executive Consultant,
                                    Drake   Beam    Morin,    Inc.    (executive
                                    outplacement);   Director   of   Connecticut
                                    Natural Gas Corpora tion, Hartford Hospital,
                                    Old  State  House   Association,   Middlesex
                                    Mutual   Assurance   Company,   and  Enhance
                                    Financial Services, Inc.; Chairman, Board of
                                    Trustees, Hartford Graduate Center; Trustee,
                                    Greater Hartford YMCA; former Director, Vice
                                    Chairman and Chief Investment  Officer,  The
                                    Travelers   Corpora  tion;  former  Trustee,
                                    Kingswood-Oxford School; and former Managing
                                    Director  and  Consultant,  Russell  Miller,
                                    Inc.

William J.          President       Executive Vice
Tomko*              and             President/Operations, BISYS Fund
(DOB:8/30/58)       Treasurer       Services.

Nimish S.           Vice            Vice President, Tax, BISYS Fund
Bhatt*              President       Services; former Assistant Vice
(DOB: 6/6/63)       and             President, EAMC/First Union Bank;
                    Assistant       former Senior Tax
                    Treasurer       Consulting/Acting Manager,
                                    Investment Companies Group,
                                    Pricewaterhouse-Coopers LLP, New
                                    York.

Bryan Haft*         Vice            Team Leader, Fund Administration,
(DOB: 1/23/65)      President       BISYS Fund Services.


Michael H.          Secretary       Senior Vice President and
Koonce                              Assistant General Counsel, First
(DOB: 4/20/60)                      Union Corporation; former Senior
                                    Vice President and General
                                    Counsel, Colonial Management
                                    Associates, Inc.




*Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001



CORPORATE AND MUNICIPAL BOND RATINGS

The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due.
Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

COMPARISON OF LONG-TERM BOND RATINGS


MOODY?S

S&P

FITCH

Credit Quality

Aaa

AAA

AAA

Excellent Quality (lowest risk)

Aa

AA

AA

Almost Excellent Quality (very low risk)

A

A

A

Good Quality (low risk)

Baa

BBB

BBB

Satisfactory Quality (some risk)

Ba

BB

BB

Questionable Quality (definite risk)

B

B

B

Low Quality (high risk)

Caa/Ca/C

CCC/CC/C

CCC/CC/C

In or Near Default



D

DDD/DD/D

In Default


CORPORATE BONDS

LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

? On the day an interest and/or principal payment is due and is not paid. An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

? Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D      Default.  Securities are not meeting current obligations and are extremely
speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.


S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

? On the day an interest and/or principal payment is due and is not paid. An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

? Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.


Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.


MUNICIPAL BONDS

LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.





SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.


Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.


S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.


Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.


        ADDITIONAL INFORMATION

        Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

        No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

        The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.